UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-21224
Eaton Vance Insured Michigan Municipal Bond Fund
(Exact Name of registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(registrant’s Telephone Number)
September 30
Date of Fiscal Year End
March 31, 2009
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Semiannual Report March 31, 2009

EATON VANCE INSURED MUNICIPAL BOND FUNDS

CLOSED-END FUNDS:

Insured Municipal II

Insured California II

Insured Massachusetts

Insured Michigan

Insured New Jersey

Insured New York II

Insured Ohio

Insured Pennsylvania

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS, AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/ brokerdealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009
INVESTMENT UPDATE
Eaton Vance Insured Municipal Bond Funds (the “Funds”) are closed-end funds traded on the NYSE Alternext U.S., which are designed to provide current income exempt from regular federal income tax, federal alternative minimum tax and, in state specific funds, state personal income taxes. The Funds invest primarily in high-grade municipal securities that are insured as to the timely payment of principal and interest.
Economic and Market Conditions
The six-month period ending March 31, 2009, was characterized by continued market and economic upheaval during the first two and a half months of the period, followed by the first sustained municipal bond rally of this bear market from mid-December 2008 through the end of the period. The U.S. economy, as measured by gross domestic product (GDP), contracted sharply in both the fourth quarter of 2008 and the first quarter of 2009 by 6.2% and 6.1%, respectively, according to the U.S. Department of Commerce. The first quarter 2009 figure was a preliminary estimate. Most of the major GDP components contributed to the decline, but a sharp downturn in consumer spending was particularly influential and continued to weigh on the economy in early 2009. While high commodity prices eased since their summertime peaks, consumers continued to pare spending as they remained cautious of what increasingly became a weaker economic environment. Rising unemployment levels, at a five-year high at period end, led to constrained personal consumption and overall economic contraction. The housing market continued to weigh on the economy during the first three months of the period, with new and existing home sales falling hard in the fourth quarter of calendar 2008.
In the first quarter of 2009, the U.S. economy began showing some signs of life. Although most economists forecast anemic growth for the remainder of the year, some of the data turned more positive early on. February was a particularly strong month for economic data: factory orders increased 1.8%; new home sales rose 4.7% — the first increase in seven months; and existing home sales surged 5.1%, the largest monthly gain since 2003. The upturn in the housing market was bolstered by historically low mortgage rates, an $8,000 tax credit for first-time home buyers that was part of President Obama’s stimulus legislation, and a plethora of distressed properties on the market.
The capital markets experienced steep declines in the first two and a half months of the period, followed by a welcome rally during the latter three and a half months. The semiannual period was preceded by a number of distressing events in the fall of 2008, resulting in a freefall in both the credit and equity markets. Several calamitous events occurred in September alone, including the federal takeover of federally chartered mortgage giants Fannie Mae and Freddie Mac, the bankruptcy of Lehman Brothers, and the announcement by Bank of America that it was acquiring Merrill Lynch. These actions, along with several other corporate shakeups, bank failures and bailouts, drastically redefined the Wall Street landscape.
In response, the U.S. government enacted a number of bold stimulus programs. Last fall, Congress approved a $700 billion program authorizing the federal government to purchase troubled assets from financial institutions, a program that continued to evolve since the bill was enacted into law. On February 17, 2009, President Obama signed a historic $787 billion stimulus program into law and outlined a $50 billion foreclosure rescue plan. Additionally, between September 30, 2008, and December 31, 2008, the U.S. Federal Reserve (the Fed) lowered the federal funds rate to a range of 0.0% to 0.25% from 2.00%. Also during the six-month period, the Fed took extraordinary actions through a variety of innovative lending techniques in an attempt to ease the credit crisis.
Management Discussion
Relative to the Funds’ primary benchmark, the Barclays Capital Municipal Bond Index1 (the Index) — a broad-based, unmanaged index of municipal bonds — the Funds underperformed for the six months ending March 31, 2009. As a result of an active management style that focuses on income and longer call protection, the Funds generally hold longer-maturity bonds relative to other bond funds and the Index. Much of their

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

[1]	Formerly called Lehman Brothers Municipal Bond Index. It is not possible to invest directly in an Index.

Private Insurance does not eliminate the risk of loss associated with Fund shares.
Past performance is no guarantee of future results.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009
INVESTMENT UPDATE
underperformance occurred in the first three months of the period and, management believes, can be attributed to the continued shift of investors’ capital into shorter-maturity bonds — a result of the broader-based credit crisis — during this period. The move to shorter-term investments was originally driven by uncertainty surrounding financial companies’ exposure to subprime mortgage-backed debt, but it later spread to the muni market when major municipal bond insurers suffered rating downgrades due to their exposure to mortgage-related structured products.
Since mid-December 2008, however, the municipal market rallied considerably, and the Funds outperformed the Index. A number of factors appeared to be at work in the market’s rebound. Municipal demand, while anemic for much of last year, returned in dramatic fashion during the first quarter of 2009. Retail muni investors — those who buy municipal bonds directly or through managed products such as mutual funds — were the predominant force behind the renewed demand. While many retail investors fled the market in 2008 as a result of market volatility and intimidating news reports, the perception of risk began to mitigate during the early stages of the new year. While institutional demand was largely absent during the first quarter — as it was for much of 2008 — retail purchases kept overall demand levels strong.
Against this backdrop, we continue to manage our municipal funds with the same relative value approach that we have traditionally employed, maintaining a long-term perspective when markets exhibit extreme short-term volatility. We believe this approach has provided excellent long-term benefits to our investors over time. Furthermore, we believe that the 138.9% yield ratio of insured municipal bonds to 30-year Treasuries as of March 31, 2009 — as compared with the long-term average of 85%-90% — indicates that there is still relative value in municipal bonds when compared with their taxable counterparts.1
A Note Regarding Auction Preferred Shares (APS)
As has been widely reported since mid-February 2008, the normal functioning of the auction market in the United States for certain types of “auction rate securities” has been disrupted by an imbalance between buy and sell orders. Consistent with patterns in the broader market for auction rate securities, the Funds have, since mid-February, experienced unsuccessful APS auctions. In the event of an unsuccessful auction, the affected APS remain outstanding, and the dividend rate reverts to the specified maximum payable rate.
During the six months ended March 31, 2009, certain Funds redeemed a portion of their outstanding APS to reduce the amount of the Fund’s financial leverage. Information relating to these redemptions is contained in Note 2 to the Financial Statements. Each Fund’s APS percentage (i.e., APS at liquidation value as a percentage of the Fund’s net assets applicable to common shares plus APS and tender option bond (TOB) floating rate notes, if applicable) as of March 31, 2009 is reflected on the Fund-specific pages following this letter. The leverage created by APS and TOB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and share price of the common shares).

[1]	Source: Bloomberg L.P. Yields are a compilation of a representative variety of general obligations and are not necessarily representative of a Fund’s yield.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	EIV

Average Annual Total Returns (by share price)
Six Months	1.74%
One Year	-3.10
Five Years	0.33
Life of Fund (11/29/02)	2.97

Average Annual Total Returns (by net asset value)
Six Months	-5.47%
One Year	-18.14
Five Years	-1.26
Life of Fund (11/29/02)	0.91

Premium/(Discount) to NAV	13.67%

Market Yields

Market Yield[2]	7.34%
Taxable-Equivalent Market Yield[3]	11.29%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	4.14%
One Year	-4.42
Five Years	1.15
Life of Fund (11/30/02)	2.89

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA.

AAA	38.8%
AA	39.9%
A	15.5%
BBB	5.3%
CCC	0.5%
Fund Statistics7

• Number of Issues:	90
• Average Maturity:	26.3 years
• Average Effective Maturity:	22.9 years
• Average Call Protection:	10.2 years
• Average Dollar Price:	$78.44
• APS Leverage**:	22.2%
• TOB Leverage**:	28.4%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3]Taxable-equivalent figure assumes a maximum 35.00% federal income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 25, 25, 25 and 19 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	EIA

Average Annual Total Returns (by share price)
Six Months	5.13%
One Year	-18.61
Five Years	-1.35
Life of Fund (11/29/02)	0.94

Average Annual Total Returns (by net asset value)
Six Months	-6.48%
One Year	-16.30
Five Years	-1.79
Life of Fund (11/29/02)	0.64

Premium/(Discount) to NAV	1.86%

Market Yields

Market Yield[2]	7.23%
Taxable-Equivalent Market Yield[3]	12.26%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Cynthia J. Clemson
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA.

AAA	29.6%
AA	49.4%
A	18.6%
BBB	2.4%
Fund Statistics7

• Number of Issues:	53
• Average Maturity:	23.4 years
• Average Effective Maturity:	21.0 years
• Average Call Protection:	7.1 years
• Average Dollar Price:	$77.78
• APS Leverage**:	34.4%
• TOB Leverage**:	12.8%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 41.05% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	MAB

Average Annual Total Returns (by share price)
Six Months	-12.24%
One Year	-13.66
Five Years	-0.90
Life of Fund (11/29/02)	2.55

Average Annual Total Returns (by net asset value)
Six Months	1.48%
One Year	-7.40
Five Years	0.88
Life of Fund (11/29/02)	2.84

Premium/(Discount) to NAV	-1.76%

Market Yields

Market Yield[2]	6.46%
Taxable-Equivalent Market Yield[3]	10.50%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA-.

AAA	21.6%
AA	33.0%
A	33.2%
BBB	7.3%
Not Rated	4.9%
Fund Statistics7

• Number of Issues:	41
• Average Maturity:	25.6 years
• Average Effective Maturity:	23.5 years
• Average Call Protection:	11.0 years
• Average Dollar Price:	$90.21
• APS Leverage**:	36.7%
• TOB Leverage**:	6.6%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 38.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	MIW

Average Annual Total Returns (by share price)
Six Months	6.93%
One Year	-10.79
Five Years	-2.78
Life of Fund (11/29/02)	1.09

Average Annual Total Returns (by net asset value)
Six Months	1.40%
One Year	-6.51
Five Years	1.73
Life of Fund (11/29/02)	3.29

Premium/(Discount) to NAV	-12.75%

Market Yields

Market Yield[2]	7.06%
Taxable-Equivalent Market Yield[3]	11.36%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	There were no special purpose vehicles in which the Fund held a residual interest as of 3/31/09. The average rating was AA-.
Fund Statistics

• Number of Issues:	38
• Average Maturity:	21.4 years
• Average Effective Maturity:	15.2 years
• Average Call Protection:	6.3 years
• Average Dollar Price:	$88.10
• APS Leverage**:	41.7%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding, which is a form of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only. [6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition.

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	EMJ

Average Annual Total Returns (by share price)
Six Months	5.76%
One Year	-7.19
Five Years	0.55
Life of Fund (11/29/02)	3.59

Average Annual Total Returns (by net asset value)
Six Months	0.34%
One Year	-10.30
Five Years	0.48
Life of Fund (11/29/02)	2.87

Premium/(Discount) to NAV	4.52%

Market Yields

Market Yield[2]	6.82%
Taxable-Equivalent Market Yield[3]	11.53%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Robert B. MacIntosh, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA.

AAA	39.7%
AA	32.8%
A	19.1%
BBB	8.4%
Fund Statistics7

• Number of Issues:	68
• Average Maturity:	22.0 years
• Average Effective Maturity:	20.5 years
• Average Call Protection:	12.2 years
• Average Dollar Price:	$80.29
• APS Leverage**:	35.3%
• TOB Leverage**:	11.4%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 40.83% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	NYH

Average Annual Total Returns (by share price)
Six Months	7.55%
One Year	-11.77
Five Years	-0.26
Life of Fund (11/29/02)	2.32

Average Annual Total Returns (by net asset value)
Six Months	-3.65%
One Year	-13.85
Five Years	-0.49
Life of Fund (11/29/02)	1.94

Premium/(Discount) to NAV	2.43%

Market Yields
Market Yield[2]	7.17%
Taxable-Equivalent Market Yield[3]	11.84%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Craig R. Brandon, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA-.

AAA	24.3%
AA	52.1%
A	12.6%
BBB	11.0%
Fund Statistics7

• Number of Issues:	57
• Average Maturity:	24.8 years
• Average Effective Maturity:	22.4 years
• Average Call Protection:	9.5 years
• Average Dollar Price:	$85.68
• APS Leverage**:	25.5%
• TOB Leverage**:	21.8%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 39.45% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	EIO

Average Annual Total Returns (by share price)
Six Months	-2.64%
One Year	-6.70
Five Years	-2.57
Life of Fund (11/29/02)	0.70

Average Annual Total Returns (by net asset value)
Six Months	-6.25%
One Year	-16.90
Five Years	-1.74
Life of Fund (11/29/02)	0.21

Premium/(Discount) to NAV	3.11%

Market Yields

Market Yield[2]	6.34%
Taxable-Equivalent Market Yield[3]	10.37%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: William H. Ahern, Jr., CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA.

AAA	44.0%
AA	26.5%
A	18.9%
BBB	10.6%
Fund Statistics7

• Number of Issues:	52
• Average Maturity:	23.2 years
• Average Effective Maturity:	21.1 years
• Average Call Protection:	8.8 years
• Average Dollar Price:	$82.29
• APS Leverage**:	37.6%
• TOB Leverage**:	5.2%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes. Floating Rate Notes in both calculations reflect the effect of TOBs purchased in secondary market transactions.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 38.85% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2009
PERFORMANCE INFORMATION AND PORTFOLIO COMPOSITION

Performance[1]
NYSE Alternext U.S. Symbol	EIP

Average Annual Total Returns (by share price)
Six Months	-9.12%
One Year	-9.79
Five Years	-0.45
Life of Fund (11/29/02)	2.86

Average Annual Total Returns (by net asset value)
Six Months	-3.29%
One Year	-13.76
Five Years	0.11
Life of Fund (11/29/02)	2.13

Premium/(Discount) to NAV	4.68%

Market Yields

Market Yield[2]	6.31%
Taxable-Equivalent Market Yield[3]	10.02%
Index Performance4 (Average Annual Total Returns)

	Barclays Capital Municipal Bond Index	Barclays Capital Long (22+) Municipal Bond Index

Six Months	5.00%	1.63%
One Year	2.27	-4.50
Five Years	3.21	1.76
Life of Fund (11/30/02)	3.99	3.13
Lipper Averages 5 (Average Annual Total Returns)

Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (by net asset value)

Six Months	3.08%
One Year	-4.79
Five Years	1.41
Life of Fund (11/30/02)	3.09

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Portfolio Manager: Adam A. Weigold, CFA
Rating Distribution*6
By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution at 3/31/09 is as follows, and the average rating is AA-.

AAA	26.9%
AA	33.5%
A	23.4%
BBB	14.7%
Not Rated	1.5%
Fund Statistics7

• Number of Issues:	52
• Average Maturity:	23.1 years
• Average Effective Maturity:	21.3 years
• Average Call Protection:	8.6 years
• Average Dollar Price:	$85.23
• APS Leverage**:	39.0%
• TOB Leverage**:	3.3%

**	APS leverage represents the liquidation value of the Fund’s Auction Preferred Shares (APS) outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and TOB Floating Rate Notes. TOB leverage represents the amount of Floating Rate Notes outstanding at 3/31/09 as a percentage of the Fund’s net assets applicable to common shares plus APS and Floating Rate Notes.

[1]	Returns are historical and are calculated by determining the percentage change in share price or net asset value (as applicable) with all distributions reinvested. The Fund’s performance at market share price will differ from its results at NAV. Although share price performance generally reflects investment results over time, during shorter periods, returns at share price can also be affected by factors such as changing perceptions about the Fund, market conditions, fluctuations in supply and demand for the Fund’s shares, or changes in Fund distributions. Performance results reflect the effects of APS outstanding and TOB investments, which are forms of investment leverage. Use of leverage creates an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value and market price of common shares). [2] The Fund’s market yield is calculated by dividing the last dividend paid per common share of the semiannual period by the share price at the end of the semiannual period and annualizing the result. [3] Taxable-equivalent figure assumes a maximum 37.00% combined federal and state income tax rate. A lower tax rate would result in a lower tax-equivalent figure. [4] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [5] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Single State Insured Municipal Debt Funds (Leveraged) Classification (closed-end) contained 36, 36, 36 and 36 funds for the 6-month, 1-year, 5-year and Life-of-Fund periods, respectively. Lipper Averages are available as of month end only.[6] Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Although the investment adviser considers ratings when making investment decisions, it performs its own credit and investment analysis and does not rely primarily on the ratings assigned by the rating services. Credit quality can change from time to time, and recently issued credit ratings may not fully reflect the actual risks posed by a particular security or the issuer’s current financial condition. [7] Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1H to the Fund’s financial statements.

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 199.2%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 0.6%

$1,600	Sabine River Authority, TX, (TXU Energy Co. LLC), 5.20%, 5/1/28	$642,688

		$642,688

General Obligations — 3.4%

$3,500	New York, NY, 5.25%, 1/15/33(1)	$3,420,235

		$3,420,235

Hospital — 5.2%

$60	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/25	$42,555
900	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	568,080
750	Camden County, NJ, Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	534,113
500	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	404,685
1,285	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.25%, 11/15/36	1,082,882
2,200	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/38	210,760
5,000	Knox County, TN, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	438,050
990	Lehigh County, PA, General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	830,600
1,440	Michigan Hospital Finance Authority, (Henry Ford Health System), 5.00%, 11/15/38	1,037,074

		$5,148,799

Industrial Development Revenue — 7.3%

$4,750	Liberty Development Corp., NY, (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	$3,956,655
4,790	St. John Baptist Parish, LA, (Marathon Oil Corp.), 5.125%, 6/1/37	3,355,587

		$7,312,242

Insured-Electric Utilities — 19.2%

$1,000	American Municipal Power-Ohio, Inc., OH, (Prairie State Energy), (AGC), 5.75%, 2/15/39	$1,002,610
22,685	Chelan County, WA, Public Utility District No. 1, (Columbia River), (NPFG), 0.00%, 6/1/23	10,660,816
3,900	JEA, FL, Electric System Revenue, (FSA), 5.00%, 10/1/34	3,764,904
1,500	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	1,421,595
2,990	Mississippi Development Bank, (Municipal Energy), (XLCA), 5.00%, 3/1/41	2,242,948

		$19,092,873

Insured-Escrowed / Prerefunded — 0.1%

$82	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36(1)	$81,278
35	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), Prerefunded to 11/15/16, 5.25%, 11/15/36	40,908

		$122,186

Insured-General Obligations — 21.8%

$2,550	Butler County, KS, Unified School District No. 394, (FSA), 3.50%, 9/1/24	$2,236,682
1,780	California, (AMBAC), (FSA), 3.50%, 10/1/27	1,307,926
12,165	Chabot-Las Positas, CA, Community College District, (AMBAC), 0.00%, 8/1/43	1,296,667
17,000	Coast Community College District, CA, (Election of 2002), (FSA), 0.00%, 8/1/33	4,046,170
2,985	District of Columbia, (FGIC), (NPFG), 4.75%, 6/1/33	2,698,530
1,500	Goodyear, AZ, (NPFG), 3.00%, 7/1/26	1,182,600
2,000	Los Angeles, CA, Unified School District, (AGC), 5.00%, 1/1/34	1,888,700
1,250	Philadelphia, PA, (AGC), 7.00%, 7/15/28	1,373,000
5,500	Washington, (FSA), 5.00%, 7/1/25(1)	5,714,720

		$21,744,995

Insured-Hospital — 28.7%

$1,750	Arizona Health Facilities Authority, (Banner Health), (BHAC), 5.375%, 1/1/32	$1,769,932
655	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), (BHAC), 5.00%, 11/15/34	649,354
1,500	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,383,690
1,695	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.125%, 11/15/39	1,698,526
450	Centre County, PA, Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	451,269
2,200	Colorado Health Facilities Authority, (Catholic Health), (FSA), 5.10%, 10/1/41(1)	2,039,290

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital (continued)

$3,418	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36(1)	$3,408,362
1,485	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (BHAC), 5.25%, 11/15/36	1,480,604
1,490	Highlands County, FL, Health Facilities Authority, (Adventist Health System), (NPFG), 5.00%, 11/15/35	1,205,470
2,500	Illinois Finance Authority, (Children’s Memorial Hospital), (AGC), 5.25%, 8/15/47(1)	2,232,600
115	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41	105,669
2,500	Indiana Health and Educational Facility Finance Authority, (Sisters of St. Francis Health Services), (FSA), 5.25%, 5/15/41(1)	2,297,150
2,500	Maricopa County, AZ, Industrial Development Authority, (Catholic Healthcare West), (BHAC), 5.25%, 7/1/32	2,506,425
1,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	989,990
500	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	481,380
2,750	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	2,683,615
1,545	Washington Health Care Facilities Authority, (Multicare Health System), (AGC), 6.00%, 8/15/39	1,526,568
1,730	Washington Health Care Facilities Authority, (Providence Health Care), (FSA), 5.25%, 10/1/33	1,688,082

		$28,597,976

Insured-Lease Revenue / Certificates of Participation — 13.7%

$1,000	Essex County, NJ, Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,022,890
4,600	Hudson, NY, Infrastructure Corp., (NPFG), 4.50%, 2/15/47	3,413,430
4,250	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	3,655,340
875	New Jersey Economic Development Authority, (School Facilities), (AGC), 5.50%, 12/15/34	899,500
3,250	San Diego County, CA, Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	3,120,033
1,500	Tri-Creek Middle School Building Corp., IN, (FSA), 5.25%, 1/15/34(1)	1,505,340

		$13,616,533

Insured-Other Revenue — 1.5%

$2,540	Harris County-Houston, TX, Sports Authority, (NPFG), 0.00%, 11/15/34	$345,465
1,000	New York, NY, Industrial Development Agency, (Yankee Stadium), (AGC), 7.00%, 3/1/49	1,113,830

		$1,459,295

Insured-Private Education — 4.9%

$2,500	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	$2,519,250
2,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	2,374,925

		$4,894,175

Insured-Public Education — 3.9%

$3,900	University of South Alabama, (BHAC), 5.00%, 8/1/38	$3,899,727

		$3,899,727

Insured-Sewer Revenue — 2.6%

$1,910	Chicago, IL, Wastewater Transmission, (BHAC), 5.50%, 1/1/38	$1,987,832
675	Marysville, OH, Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	585,104

		$2,572,936

Insured-Special Tax Revenue — 13.0%

$5,415	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 0.00%, 12/15/34	$1,214,693
4,000	Metropolitan Pier and Exposition Authority, IL, (McCormick Place Expansion), (NPFG), 5.25%, 6/15/42	3,956,240
2,500	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	1,984,525
2,985	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	2,488,177
34,675	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	1,258,702
6,085	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	532,803
12,065	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	980,884
7,595	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	570,460

		$12,986,484

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Transportation — 29.0%

$11,900	E-470 Public Highway Authority, CO, (NPFG), 0.00%, 9/1/22	$4,261,152
10,000	Maryland Transportation Authority, (FSA), 5.00%, 7/1/41(1)	10,021,300
1,000	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/24(2)	1,019,240
535	Metropolitan Washington, D.C., Airports Authority, (BHAC), 5.00%, 10/1/29(2)	534,321
5,195	Minneapolis-St. Paul, MN, Metropolitan Airports Commission, (FGIC), (NPFG), 4.50%, 1/1/32	4,537,157
13,885	Nevada Department of Business and Industry, (Las Vegas Monorail -1st Tier), (AMBAC), 0.00%, 1/1/20	2,674,112
1,040	New Jersey Transportation Trust Fund Authority, (AGC), 5.50%, 12/15/38	1,077,898
5,745	Texas Turnpike Authority, (AMBAC), 5.00%, 8/15/42(3)	4,749,851

		$28,875,031

Insured-Water and Sewer — 19.8%

$2,490	Atlanta, GA, Water and Wastewater, (NPFG), 5.00%, 11/1/39	$2,058,931
670	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/26(4)	696,934
420	Bossier City, LA, Utilities Revenue, (BHAC), 5.25%, 10/1/27(4)	433,961
660	Bossier City, LA, Utilities Revenue, (BHAC), 5.50%, 10/1/38	682,196
1,250	District of Columbia Water and Sewer Authority, (AGC), 5.00%, 10/1/34(1)	1,209,762
435	Houston, TX, Utility System, (BHAC), (FSA), 5.00%, 11/15/33	438,006
2,205	New York, NY, Municipal Water Finance Authority, (BHAC), 5.75%, 6/15/40	2,346,561
4,045	Ogden City, UT, Sewer and Water, (FSA), 4.50%, 6/15/38(5)	3,550,337
11,390	Pearland, TX, Waterworks and Sewer Systems, (NPFG), 3.50%, 9/1/31	8,319,370

		$19,736,058

Insured-Water Revenue — 23.9%

$7,000	Contra Costa, CA, Water District, (FSA), 5.00%, 10/1/32(1)	$6,980,837
5,500	Los Angeles, CA, Department of Water and Power, (BHAC), (FGIC), 5.00%, 7/1/43(1)	5,304,035
6,110	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	4,780,953
6,750	Metropolitan Water District, CA, Water and Sewer Systems, (BHAC), (FGIC), 5.00%, 10/1/36(1)	6,763,500

		$23,829,325

Other Revenue — 0.3%

$500	Main Street National Gas, Inc., GA, Gas Project Revenue, 5.50%, 9/15/27	$316,150

		$316,150

Special Tax Revenue — 0.3%

$345	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/24	$270,107

		$270,107

Total Tax-Exempt Investments — 199.2%
(identified cost $225,429,634)		$198,537,815

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.9)%		$(44,703,660)

Other Assets, Less Liabilities — (54.3)%		$(54,162,491)

Net Assets Applicable to Common Shares — 100.0%		$99,671,664

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

At March 31, 2009, the concentration of the Fund’s investments in the various states, determined as a percentage of total investments, is as follows:

California	16.5%
New York	10.8%
Others, representing less than 10% individually	72.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 91.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.9% to 26.2% of total investments.

See notes to financial statements

Eaton Vance Insured Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	When-issued security.

(3)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(5)	Security (or a portion thereof) has been pledged as collateral for open swap contracts.

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 190.8%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 15.2%

$1,445	California Health Facilities Financing Authority, (Cedars-Sinai Medical Center), 5.00%, 11/15/34	$1,197,240
2,940	California Statewide Communities Development Authority, (Huntington Memorial Hospital), 5.00%, 7/1/35	2,361,232
500	California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/36	412,030
1,900	California Statewide Communities Development Authority, (Kaiser Permanente), 5.25%, 3/1/45	1,573,485
555	Washington Township Health Care District, 5.00%, 7/1/32	441,519

		$5,985,506

Insured-Electric Utilities — 7.4%

$1,475	Glendale Electric, (NPFG), 5.00%, 2/1/32	$1,405,439
1,500	Los Angeles Department of Water and Power, (AMBAC), (BHAC), 5.00%, 7/1/26(1)	1,526,265

		$2,931,704

Insured-Escrowed / Prerefunded — 6.8%

$2,000	Los Angeles Unified School District, Prerefunded to 7/1/13, (NPFG), 5.00%, 1/1/28	$2,280,480
395	Orange County Water District, Certificates of Participation, (NPFG), Escrowed to Maturity, 5.00%, 8/15/34	400,795

		$2,681,275

Insured-General Obligations — 60.1%

$740	Antelope Valley Community College District, (Election of 2004), (NPFG), 5.25%, 8/1/39	$722,388
8,680	Arcadia Unified School District, (FSA), 0.00%, 8/1/38	1,240,719
3,115	Arcadia Unified School District, (FSA), 0.00%, 8/1/40	386,073
3,270	Arcadia Unified School District, (FSA), 0.00%, 8/1/41	378,437
1,500	Carlsbad Unified School District, (Election of 2006), (NPFG), 5.25%, 8/1/32	1,512,990
19,350	Chabot-Las Positas Community College District, (AMBAC), 0.00%, 8/1/43	2,062,517
5,000	Clovis Unified School District, (FGIC), (NPFG), 0.00%, 8/1/20	3,201,350
6,675	Coast Community College District, (Election of 2002), (FSA), 0.00%, 8/1/35	1,399,280
1,080	El Camino Hospital District, (NPFG), 4.45%, 8/1/36	907,416
2,350	Long Beach Unified School District, (Election of 1999), (FSA), 5.00%, 8/1/31	2,240,419
2,075	Los Angeles Community College District, (Election of 2001), (FGIC), (FSA), 5.00%, 8/1/32	2,010,966
1,845	Los Osos Community Services, Wastewater Assessment District, (NPFG), 5.00%, 9/2/33	1,381,352
1,000	Mount Diablo Unified School District, (FSA), 5.00%, 8/1/25	1,011,860
4,300	San Mateo County Community College District, (Election of 2001), (FGIC), (NPFG), 0.00%, 9/1/21	2,323,290
1,600	Santa Clara Unified School District, (Election of 2004), (FSA), 4.375%, 7/1/30	1,359,344
3,200	Union Elementary School District, (FGIC), (NPFG), 0.00%, 9/1/22	1,528,608

		$23,667,009

Insured-Hospital — 7.2%

$1,250	California Statewide Communities Development Authority, (Kaiser Permanente), (BHAC), 5.00%, 3/1/41(1)	$1,205,550
1,750	California Statewide Communities Development Authority, (Sutter Health), (FSA), 5.05%, 8/15/38(1)	1,614,305

		$2,819,855

Insured-Lease Revenue / Certificates of Participation — 20.1%

$4,250	California Public Works Board Lease Revenue, (Department of General Services), (AMBAC), 5.00%, 12/1/27	$3,838,132
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,371,088
1,750	San Diego County Water Authority, Certificates of Participation, (FSA), 5.00%, 5/1/38(1)	1,680,017
1,075	San Jose Financing Authority, (Civic Center), (AMBAC), 5.00%, 6/1/32	1,029,420

		$7,918,657

Insured-Public Education — 14.6%

$4,000	California State University, (AMBAC), 5.00%, 11/1/33	$3,778,280
2,000	California State University, (BHAC), (FSA), 5.00%, 11/1/39(1)	1,953,960

		$5,732,240

See notes to financial statements

Eaton Vance Insured California Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Assessment Revenue — 16.0%

$2,500	Cathedral City Public Financing Authority, (Housing Redevelopment), (NPFG), 5.00%, 8/1/33	$2,028,875
2,500	Cathedral City Public Financing Authority, (Tax Allocation Redevelopment), (NPFG), 5.00%, 8/1/33	2,028,875
1,750	Irvine Public Facility and Infrastructure Authority, (AMBAC), 5.00%, 9/2/26	1,465,748
945	Murrieta Redevelopment Agency Tax, (NPFG), 5.00%, 8/1/32	772,934

		$6,296,432

Insured-Special Tax Revenue — 14.1%

$2,195	Hesperia Public Financing Authority, (Redevelopment and Housing Project), (XLCA), 5.00%, 9/1/37	$1,498,329
13,400	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	486,420
2,325	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	203,577
4,610	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	374,793
2,905	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	218,195
245	Sacramento Area Flood Control Agency, (BHAC), 5.50%, 10/1/28	258,764
1,215	Sacramento Area Flood Control Agency, (BHAC), 5.625%, 10/1/37	1,278,447
260	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.00%, 7/1/31	260,088
985	San Francisco Bay Area Rapid Transportation District, Sales Tax Revenue, (AMBAC), 5.125%, 7/1/36	985,857

		$5,564,470

Insured-Transportation — 2.3%

$3,670	San Joaquin Hills Transportation Corridor Agency, (NPFG), 0.00%, 1/15/27	$915,445

		$915,445

Insured-Utilities — 4.2%

$1,750	Los Angeles Department of Water and Power, (FGIC), (NPFG), 5.125%, 7/1/41	$1,663,917

		$1,663,917

Insured-Water Revenue — 15.1%

$1,235	Calleguas Las Virgines Public Financing Authority, (Municipal Water District), (BHAC), (FGIC), 4.75%, 7/1/37	$1,149,303
2,500	Contra Costa Water District, (FSA), 5.00%, 10/1/32(1)	2,493,133
1,500	Los Angeles Department of Water and Power, (NPFG), 3.00%, 7/1/30	1,010,280
1,655	Santa Clara Valley Water District, (FSA), 3.75%, 6/1/28	1,298,348

		$5,951,064

Private Education — 1.3%

$500	California Educational Facilities Authority, (Stanford University), 5.125%, 1/1/31(2)	$500,015

		$500,015

Water Revenue — 6.4%

$2,490	California Department of Water Resources, (Central Valley), 5.00%, 12/1/29	$2,517,390

		$2,517,390

Total Tax-Exempt Investments — 190.8%
(identified cost $85,564,037)		$75,144,979

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (65.3)%		$(25,703,154)

Other Assets, Less Liabilities — (25.5)%		$(10,061,681)

Net Assets Applicable to Common Shares — 100.0%		$39,380,144

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 88.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 33.1% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 173.0%

Principal Amount
(000’s omitted)	Security	Value

Escrowed / Prerefunded — 6.2%

$500	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), Prerefunded to 7/1/13, 5.75%, 7/1/33	$589,475
600	Massachusetts Development Finance Agency, (Western New England College), Prerefunded to 12/1/12, 6.125%, 12/1/32	706,860

		$1,296,335

Hospital — 5.9%

$970	Massachusetts Health and Educational Facilities Authority, (Dana-Farber Cancer Institute), 5.00%, 12/1/37	$868,315
55	Massachusetts Health and Educational Facilities Authority, (Partners Healthcare System), 5.75%, 7/1/32	55,002
370	Massachusetts Health and Educational Facilities Authority, (South Shore Hospital), 5.75%, 7/1/29	311,673

		$1,234,990

Insured-Escrowed / Prerefunded — 6.5%

$2,900	Massachusetts College Building Authority, (NPFG), Escrowed to Maturity, 0.00%, 5/1/26	$1,313,584
50	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), Prerefunded to 5/15/12, 5.00%, 5/15/25	55,011

		$1,368,595

Insured-General Obligations — 13.8%

$1,900	Massachusetts, (AMBAC), 5.50%, 8/1/30	$2,076,225
965	Milford, (FSA), 4.25%, 12/15/46	825,336

		$2,901,561

Insured-Hospital — 4.2%

$1,160	Massachusetts Health and Educational Facilities Authority, (New England Medical Center), (FGIC), 5.00%, 5/15/25	$888,966

		$888,966

Insured-Lease Revenue / Certificates of Participation — 20.5%

$1,750	Massachusetts Development Finance Agency, (NPFG), 5.125%, 2/1/34	$1,505,140
1,000	Plymouth County Correctional Facility, (AMBAC), 5.00%, 4/1/22	1,027,320
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	677,730
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,096,870

		$4,307,060

Insured-Other Revenue — 7.0%

$1,500	Massachusetts Development Finance Agency, (WGBH Educational Foundation), (AMBAC), 5.75%, 1/1/42	$1,478,085

		$1,478,085

Insured-Private Education — 29.7%

$1,250	Massachusetts Development Finance Agency, (Boston College), (NPFG), 5.00%, 7/1/38	$1,208,887
1,105	Massachusetts Development Finance Agency, (Boston University), (XLCA), 6.00%, 5/15/59	1,113,508
750	Massachusetts Development Finance Agency, (College of the Holy Cross), (AMBAC), 5.25%, 9/1/32(1)	777,788
1,500	Massachusetts Development Finance Agency, (Franklin W. Olin College), (XLCA), 5.25%, 7/1/33	1,424,955
750	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/35	735,960
1,000	Massachusetts Development Finance Agency, (Massachusetts College of Pharmacy), (AGC), 5.00%, 7/1/37	971,920

		$6,233,018

Insured-Public Education — 13.2%

$700	Massachusetts College Building Authority, (XLCA), 5.50%, 5/1/39	$704,081
1,000	Massachusetts Health and Educational Facilities Authority, (University of Massachusetts), (FGIC), (NPFG), 5.125%, 10/1/34	960,820
1,150	Massachusetts Health and Educational Facilities Authority, (Worcester State College), (AMBAC), 5.00%, 11/1/32	1,094,892

		$2,759,793

Insured-Special Tax Revenue — 29.1%

$1,280	Martha’s Vineyard Land Bank, (AMBAC), 5.00%, 5/1/32	$1,255,885
305	Massachusetts Bay Transportation Authority, Revenue Assessment, (NPFG), 4.00%, 7/1/33	249,337
825	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 4.75%, 8/15/32	793,411

See notes to financial statements

Eaton Vance Insured Massachusetts Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$2,000	Massachusetts School Building Authority, Dedicated Sales Tax Revenue, (AMBAC), 5.00%, 8/15/37	$1,970,060
750	Massachusetts Special Obligations, (FGIC), (NPFG), 5.50%, 1/1/29	763,545
550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	481,019
6,200	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	225,060
1,055	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	92,376
2,095	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	170,323
1,325	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	99,521

		$6,100,537

Insured-Transportation — 10.8%

$3,700	Massachusetts Turnpike Authority, (NPFG), 0.00%, 1/1/28	$1,250,526
1,300	Massachusetts Turnpike Authority, Metropolitan Highway System, (AMBAC), 5.00%, 1/1/39	1,006,876

		$2,257,402

Insured-Water Revenue — 10.7%

$1,125	Massachusetts Water Resources Authority, (AMBAC), 4.00%, 8/1/40	$880,290
1,400	Massachusetts Water Resources Authority, (FSA), 5.00%, 8/1/32	1,375,304

		$2,255,594

Private Education — 13.0%

$750	Massachusetts Development Finance Agency, (Middlesex School), 5.00%, 9/1/33	$687,675
2,000	Massachusetts Health and Educational Facilities Authority, (Harvard University), 5.00%, 10/1/38(1)	2,031,840

		$2,719,515

Senior Living / Life Care — 2.4%

$745	Massachusetts Development Finance Agency, (Berkshire Retirement), 5.15%, 7/1/31	$497,079

		$497,079

Total Tax-Exempt Investments — 173.0%
(identified cost $39,025,490)		$36,298,530

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (64.7)%		$(13,576,389)

Other Assets, Less Liabilities — (8.3)%		$(1,745,432)

Net Assets Applicable to Common Shares — 100.0%		$20,976,709

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Massachusetts municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 84.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.9% to 39.0% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 171.1%

Principal Amount
(000’s omitted)	Security	Value

Electric Utilities — 3.7%

$740	Michigan Strategic Fund, (Detroit Edison Pollution Control), 5.45%, 9/1/29	$695,060

		$695,060

Escrowed / Prerefunded — 9.0%

$1,500	Michigan Hospital Finance Authority, (Sparrow Obligation Group), Prerefunded to 11/15/11, 5.625%, 11/15/36	$1,676,055

		$1,676,055

Hospital — 13.2%

$400	Michigan Hospital Finance Authority, (Chelsea Community Hospital), 5.00%, 5/15/30	$283,140
1,000	Michigan Hospital Finance Authority, (Oakwood Hospital System), 5.75%, 4/1/32	814,710
1,440	Michigan Hospital Finance Authority, (Trinity Health), 5.375%, 12/1/30	1,367,482

		$2,465,332

Insured-Electric Utilities — 7.0%

$500	Michigan Strategic Fund, (Detroit Edison Co.), (XLCA), 5.25%, 12/15/32	$431,920
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	871,380

		$1,303,300

Insured-Escrowed / Prerefunded — 47.5%

$750	Detroit School District, (School Bond Loan Fund), (FSA), Prerefunded to 5/1/12, 5.125%, 5/1/31	$837,510
1,250	Detroit Sewer Disposal, (FGIC), Prerefunded to 7/1/11, 5.125%, 7/1/31	1,361,050
1,500	Lansing Building Authority, (NPFG), Prerefunded to 6/1/13, 5.00%, 6/1/29	1,700,340
1,150	Michigan Hospital Finance Authority, (St. John Health System), (AMBAC), Escrowed to Maturity, 5.00%, 5/15/28	1,164,892
1,750	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/22	957,373
2,615	Michigan House of Representatives, (AMBAC), Escrowed to Maturity, 0.00%, 8/15/23	1,339,534
1,300	Reed City Public Schools, (FSA), Prerefunded to 5/1/14, 5.00%, 5/1/29	1,486,173

		$8,846,872

Insured-General Obligations — 23.5%

$1,960	Grand Rapids and Kent County Joint Building Authority, (DeVos Place), (NPFG), 0.00%, 12/1/27(1)	$715,753
750	Greenville Public Schools, (NPFG), 5.00%, 5/1/25	754,530
1,330	Okemos Public School District, (NPFG), 0.00%, 5/1/19	829,853
1,000	Pinconning Area Schools, (FSA), 5.00%, 5/1/33	972,660
1,000	Royal Oak, (AGC), 6.25%, 10/1/28	1,103,160

		$4,375,956

Insured-Hospital — 6.7%

$500	Michigan Hospital Finance Authority, (Mid-Michigan Obligation Group), (AMBAC), 5.00%, 4/15/32	$385,930
1,090	Royal Oak Hospital Finance Authority, (William Beaumont Hospital), (NPFG), 5.25%, 11/15/35	855,072

		$1,241,002

Insured-Lease Revenue / Certificates of Participation — 9.1%

$1,000	Michigan Building Authority, (FGIC), (FSA), 0.00%, 10/15/29	$276,940
3,100	Michigan Building Authority, (FGIC), (NPFG), 0.00%, 10/15/30	739,629
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	677,730

		$1,694,299

Insured-Public Education — 16.5%

$1,300	Central Michigan University, (AMBAC), 5.05%, 10/1/32	$1,212,003
750	Lake Superior State University, (AMBAC), 5.125%, 11/15/26	670,905
1,200	Wayne University, (NPFG), 5.00%, 11/15/37	1,180,188

		$3,063,096

Insured-Sewer Revenue — 2.0%

$500	Detroit Sewer Disposal System, (NPFG), 4.50%, 7/1/35	$364,155

		$364,155

Insured-Special Tax Revenue — 15.3%

$7,030	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	$255,189
845	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	73,988

See notes to financial statements

Eaton Vance Insured Michigan Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,675	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	$136,177
1,115	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	83,748
1,500	Wayne Charter County, (Airport Hotel-Detroit Metropolitan Airport), (NPFG), 5.00%, 12/1/30	1,344,420
1,000	Ypsilanti Community Utilities Authority, (Sanitary Sewer System), (FGIC), (NPFG), 5.00%, 5/1/32	952,600

		$2,846,122

Insured-Utilities — 8.2%

$1,000	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/25	$1,007,340
510	Lansing Board of Water and Light, (Water Supply, Steam and Electric Utility), (FSA), 5.00%, 7/1/26	512,091

		$1,519,431

Insured-Water Revenue — 7.2%

$1,600	Detroit Water Supply System, (FGIC), (NPFG), 5.00%, 7/1/30	$1,339,168

		$1,339,168

Private Education — 2.2%

$500	Michigan Higher Education Facilities Authority, (Hillsdale College), 5.00%, 3/1/35	$418,305

		$418,305

Total Tax-Exempt Investments — 171.1%
(identified cost $33,568,002)		$31,848,153

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (71.6)%		$(13,325,000)

Other Assets, Less Liabilities — 0.5%		$86,957

Net Assets Applicable to Common Shares — 100.0%		$18,610,110

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Michigan municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 83.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.4% to 37.5% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 182.2%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 14.0%

$180	Camden County Improvement Authority, (Cooper Health System), 5.00%, 2/15/35	$113,616
150	Camden County Improvement Authority, (Cooper Health System), 5.25%, 2/15/27	106,823
1,300	Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/34	902,681
600	New Jersey Health Care Facilities Financing Authority, (Atlanticare Regional Medical Center), 5.00%, 7/1/37	490,500
610	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.375%, 7/1/33	486,945
575	New Jersey Health Care Facilities Financing Authority, (Capital Health System), 5.75%, 7/1/23	536,515
250	New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center), 5.125%, 7/1/35	198,397
1,705	New Jersey Health Care Facilities Financing Authority, (South Jersey Hospital), 5.00%, 7/1/46	1,314,998

		$4,150,475

Insured-Electric Utilities — 6.0%

$340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	$279,783
750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	613,215
1,000	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	871,380

		$1,764,378

Insured-General Obligations — 41.1%

$2,415	Bayonne, (FSA), 0.00%, 7/1/23	$1,127,539
85	Chesterfield Township School District, (AGC), 4.50%, 2/1/38	76,625
320	Delaware Township, Hunterdon County, (AGC), 5.00%, 10/15/35	324,602
340	Delaware Township, Hunterdon County, (AGC), 5.10%, 10/15/36	346,943
360	Delaware Township, Hunterdon County, (AGC), 5.15%, 10/15/37	367,887
382	Delaware Township, Hunterdon County, (AGC), 5.20%, 10/15/38	391,344
1,000	Egg Harbor Township School District, (FSA), 3.50%, 4/1/28	796,760
2,000	Hudson County Improvement Authority, (NPFG), 0.00%, 12/15/38	310,140
5,500	Irvington Township, (FSA), 0.00%, 7/15/26	2,106,060
2,785	Jackson Township School District, (NPFG), 2.50%, 6/15/27	1,952,424
1,000	Jersey City, (FSA), 5.00%, 1/15/29	1,000,690
700	Lakewood Township, (AGC), 5.75%, 11/1/31	746,144
1,115	Monroe Township Board of Education, Middlesex County, (AGC), 4.75%, 3/1/34	1,072,730
210	Nutley School District, (NPFG), 4.75%, 7/15/30	207,766
410	Nutley School District, (NPFG), 4.75%, 7/15/31	400,599
180	Nutley School District, (NPFG), 4.75%, 7/15/32	174,607
750	Woodbridge Township, (FSA), 4.10%, 2/1/20	766,845

		$12,169,705

Insured-Hospital — 18.4%

$2,000	New Jersey Health Care Facilities Financing Authority, (Englewood Hospital), (NPFG), 5.00%, 8/1/31	$1,901,760
2,000	New Jersey Health Care Facilities Financing Authority, (Hackensack University Medical Center), (AGC), 5.25%, 1/1/36(1)	1,979,980
1,175	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series II, (AGC), 5.00%, 7/1/38	1,131,243
200	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38	192,552
250	New Jersey Health Care Facilities Financing Authority, (Meridian Health Center), Series V, (AGC), 5.00%, 7/1/38(1)	240,690

		$5,446,225

Insured-Lease Revenue / Certificates of Participation — 24.3%

$1,000	Essex County Improvement Authority, (NPFG), 5.50%, 10/1/30	$1,022,890
445	Gloucester County Improvements Authority, (NPFG), 4.75%, 9/1/30	438,223
265	Lafayette Yard Community Development Corporation, (Hotel and Conference Center), (FGIC), 5.00%, 4/1/35	204,275
1,250	Middlesex County, (NPFG), 5.00%, 8/1/31	1,250,187
1,300	New Jersey Economic Development Authority, (School Facilities), (AGC), 5.50%, 12/15/34	1,336,400
915	Newark Housing Authority, (Newark Marine Terminal), (NPFG), 5.00%, 1/1/32	882,399
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	677,730
1,250	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,371,087

		$7,183,191

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Other Revenue — 5.1%

$1,500	Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	$1,499,865

		$1,499,865

Insured-Public Education — 14.1%

$1,945	New Jersey Educational Facilities Authority, (College of New Jersey), (FSA), 5.00%, 7/1/35(1)	$1,939,204
725	New Jersey Educational Facilities Authority, (Montclair State University), (NPFG), 3.75%, 7/1/24	602,250
1,000	New Jersey Educational Facilities Authority, (Rowan University), (FGIC), (FSA), 3.00%, 7/1/27	731,990
645	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 4.75%, 7/1/34	611,170
275	New Jersey Educational Facilities Authority, (William Paterson University), (AGC), 5.00%, 7/1/38	273,721

		$4,158,335

Insured-Sewer Revenue — 6.5%

$1,175	Ocean County Utilities Authority, (NPFG), 5.25%, 1/1/26	$1,249,260
1,975	Rahway Valley Sewerage Authority, (NPFG), 0.00%, 9/1/27	681,849

		$1,931,109

Insured-Special Tax Revenue — 11.1%

$1,000	Garden State Preservation Trust, (FSA), 0.00%, 11/1/21	$562,850
500	Garden State Preservation Trust, (FSA), 5.80%, 11/1/21	565,420
2,390	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	828,063
1,120	New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	360,181
135	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	118,068
8,940	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	324,522
1,520	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	133,091
3,015	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	245,120
1,900	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	142,709

		$3,280,024

Insured-Transportation — 28.1%

$2,000	New Jersey Transportation Trust Fund Authority, (AMBAC), (BHAC), 0.00%, 12/15/26	$825,920
435	New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 4.75%, 12/15/37	409,030
3,235	New Jersey Transportation Trust Fund Authority, (Transportation System), (BHAC), (FGIC), 0.00%, 12/15/31	955,069
1,000	New Jersey Turnpike Authority, (BHAC), (FSA), 5.25%, 1/1/29	1,043,890
3,875	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	3,837,900
1,250	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	1,241,225

		$8,313,034

Insured-Water and Sewer — 8.4%

$4,500	Middlesex County Improvements Authority, (Perth Amboy), (AMBAC), 0.00%, 9/1/24	$1,870,245
1,320	Passaic Valley Sewerage Commissioners, (FGIC), (NPFG), 2.50%, 12/1/32	622,486

		$2,492,731

Special Tax Revenue — 0.8%

$325	New Jersey Economic Development Authority, (Cigarette Tax), 5.50%, 6/15/31	$236,428

		$236,428

Transportation — 4.3%

$1,325	South Jersey Port Authority, (Marine Terminal), 5.10%, 1/1/33	$1,285,846

		$1,285,846

Total Tax-Exempt Investments — 182.2%
(identified cost $58,309,847)		$53,911,346

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (66.2)%		$(19,600,364)

Other Assets, Less Liabilities — (16.0)%		$(4,718,684)

Net Assets Applicable to Common Shares — 100.0%		$29,592,298

See notes to financial statements

Eaton Vance Insured New Jersey Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 89.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 29.2% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 185.9%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 2.3%

$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$626,505

		$626,505

Industrial Development Revenue — 3.5%

$305	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$254,041
600	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	499,788
235	Liberty Development Corp. (Goldman Sachs Group, Inc.), 5.50%, 10/1/37	200,502

		$954,331

Insured-Electric Utilities — 7.7%

$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$525,250
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	548,335
1,195	New York Power Authority, (NPFG), 4.50%, 11/15/47(2)	1,033,771

		$2,107,356

Insured-Escrowed / Prerefunded — 1.8%

$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$499,223

		$499,223

Insured-General Obligations — 20.3%

$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$560,637
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	592,284
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/23(3)	202,340
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24(3)	200,676
1,000	New York, (FSA), 5.00%, 4/1/22	1,022,510
2,245	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	2,153,629
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	197,722
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	200,137
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	219,914
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	228,892

		$5,578,741

Insured-Hospital — 7.4%

$500	New York City Health and Hospital Corp., (FSA), 5.50%, 2/15/20	$548,480
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	975,860
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	493,365

		$2,017,705

Insured-Housing — 3.5%

$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$956,140

		$956,140

Insured-Lease Revenue / Certificates of Participation — 12.8%

$2,485	Hudson Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,843,994
950	New York City, Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(4)	986,299
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	677,730

		$3,508,023

Insured-Other Revenue — 21.7%

$1,930	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,817,404
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,513,525
400	New York City Industrial Development Agency, (Queens Baseball Stadium), (AMBAC), 5.00%, 1/1/36	320,060
1,785	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,303,300

		$5,954,289

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Private Education — 31.2%

$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,481,069
2,000	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,797,820
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	84,993
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,249,820
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,001,610
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	484,925
110	New York Dormitory Authority, (University of Rochester), (NPFG), 5.00%, 7/1/27	108,438
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,349,035

		$8,557,710

Insured-Public Education — 4.7%

$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,276,290

		$1,276,290

Insured-Special Tax Revenue — 21.8%

$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$555,667
1,900	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	1,583,764
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	225,352
20,540	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	1,798,482
3,350	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	272,355
2,105	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	158,107
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	696,962
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	693,298

		$5,983,987

Insured-Transportation — 25.8%

$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$1,981,580
990	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	1,102,444
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,475,985
500	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	496,490
550	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	439,461
600	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	590,160

		$7,086,120

Insured-Water and Sewer — 14.8%

$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$958,829
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,749,808
350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	345,863

		$4,054,500

Private Education — 6.6%

$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$979,530
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	842,190

		$1,821,720

Total Tax-Exempt Investments — 185.9%
(identified cost $56,245,552)		$50,982,640

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (48.3)%		$(13,250,000)

Other Assets, Less Liabilities — (37.6)%		$(10,311,909)

Net Assets Applicable to Common Shares — 100.0%		$27,420,731

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

See notes to financial statements

Eaton Vance Insured New York Municipal Bond Fund II as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 93.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 32.6% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(3)	When-issued security.

(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 169.2%

Principal Amount
(000’s omitted)	Security	Value

General Obligations — 2.0%

$500	County of Franklin, 5.00%, 12/1/27(1)	$521,760

		$521,760

Hospital — 4.1%

$500	Miami County, (Upper Valley Medical Center), 5.25%, 5/15/26	$392,675
1,000	Ohio Higher Educational Facilities Authority, (University Hospital Health Systems, Inc.), 4.75%, 1/15/46	658,090

		$1,050,765

Insured-Electric Utilities — 23.1%

$700	American Municipal Power-Ohio, Inc., (Prairie State Energy Campus), (AGC), 5.25%, 2/15/33	$695,247
2,750	Cleveland Public Power System, (NPFG), 0.00%, 11/15/27	961,758
1,000	Cleveland Public Power System, (NPFG), 0.00%, 11/15/38	169,910
1,670	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/25	620,104
5,000	Ohio Municipal Electric Generation Agency, (NPFG), 0.00%, 2/15/27	1,607,800
1,775	Ohio Water Development Authority, (Dayton Power & Light), (FGIC), 4.80%, 1/1/34	1,475,344
500	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	435,690

		$5,965,853

Insured-General Obligations — 44.2%

$320	Bowling Green City School District, (FSA), 5.00%, 12/1/34	$312,294
200	Brookfield Local School District, (FSA), 5.00%, 1/15/30	200,408
1,000	Cleveland Municipal School District, (FSA), 5.00%, 12/1/27	1,009,900
900	Clyde-Green Springs Exempted Village School District, (FSA), 4.50%, 12/1/31	825,606
1,575	Cuyahoga Community College District, (AMBAC), 5.00%, 12/1/32	1,475,302
1,000	Milford Exempt Village School District, (AGC), 5.25%, 12/1/36	1,012,020
1,400	Olentangy Local School District, (AGC), 5.00%, 12/1/36	1,391,600
430	Olentangy Local School District, (FSA), 4.50%, 12/1/32	393,257
500	Olmsted Falls City School District, (XLCA), 5.00%, 12/1/35	469,185
540	Pickerington Local School District, (NPFG), 4.25%, 12/1/34	468,418
2,400	Plain School District, (FGIC), (NPFG), 0.00%, 12/1/27	747,192
750	St. Mary’s School District, (FSA), 5.00%, 12/1/35	738,008
500	Tecumseh School District, (FGIC), (NPFG), 4.75%, 12/1/31	460,835
2,000	Wapakoneta City School District, (FSA), 4.75%, 12/1/35	1,929,520

		$11,433,545

Insured-Hospital — 13.3%

$980	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.00%, 5/15/32	$851,071
1,500	Hamilton County, (Cincinnati Children’s Hospital), (FGIC), (NPFG), 5.125%, 5/15/28	1,362,075
440	Lorain County, (Catholic Healthcare Partners), (FSA), Variable Rate, 16.658%, 2/1/29(2)(3)(4)	398,798
1,250	Ohio Higher Educational Facility Commission, (University Hospital Health Systems, Inc.), (AMBAC), 4.75%, 1/15/46	822,613

		$3,434,557

Insured-Lease Revenue / Certificates of Participation — 6.8%

$795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	$677,730
235	Puerto Rico Public Buildings Authority, Government Facilities Revenue, (XLCA), 5.25%, 7/1/36	178,781
1,000	Summit County, (Civic Theater Project), (AMBAC), 5.00%, 12/1/33	902,920

		$1,759,431

Insured-Public Education — 33.6%

$3,000	Cincinnati Technical and Community College, (AMBAC), 5.00%, 10/1/28	$2,574,660
2,000	Miami University, (AMBAC), (FSA), 3.25%, 9/1/26	1,494,600
500	Ohio University, (FSA), 5.00%, 12/1/33	486,155
1,170	Ohio University, (FSA), 5.25%, 12/1/23	1,206,492
1,000	University of Akron, (FSA), 5.00%, 1/1/38	984,920

See notes to financial statements

Eaton Vance Insured Ohio Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education (continued)

$1,000	University of Cincinnati, (AMBAC), 5.00%, 6/1/31	$954,800
1,000	Youngstown State University, (AGC), 5.50%, 12/15/33	1,005,340

		$8,706,967

Insured-Sewer Revenue — 5.0%

$755	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/46	$654,449
750	Marysville Wastewater Treatment System, (AGC), (XLCA), 4.75%, 12/1/47	649,035

		$1,303,484

Insured-Special Tax Revenue — 12.4%

$1,335	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/23	$565,920
3,665	Hamilton County Sales Tax, (AMBAC), 0.00%, 12/1/24	1,434,261
8,430	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	306,009
1,530	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	124,389
705	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	52,953
750	Trumbull County, (FSA), 5.00%, 12/1/37	728,812

		$3,212,344

Insured-Transportation — 9.3%

$1,965	Cleveland Airport System, (FSA), 5.00%, 1/1/31	$1,924,030
500	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(5)	482,647

		$2,406,677

Pooled Loans — 8.6%

$1,450	Cuyahoga County Port Authority, (Garfield Heights), 5.25%, 5/15/23	$1,094,895
1,140	Rickenbacker Port Authority, Oasbo Expanded Asset Pool Loan, 5.375%, 1/1/32(5)	1,142,166

		$2,237,061

Private Education — 6.8%

$850	Ohio Higher Educational Facilities Authority, (John Carroll University), 5.25%, 11/15/33	$746,232
1,000	Ohio Higher Educational Facilities Authority, (Oberlin College), 5.00%, 10/1/33	1,000,800

		$1,747,032

Total Tax-Exempt Investments — 169.2%
(identified cost $47,595,446)		$43,779,476

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (65.7)%		$(17,000,697)

Other Assets, Less Liabilities — (3.5)%		$(900,487)

Net Assets Applicable to Common Shares — 100.0%		$25,878,292

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 87.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.6% to 28.9% of total investments.

(1)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at March 31, 2009.

(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2009, the aggregate value of these securities is $398,798 or 1.5% of the Fund’s net assets applicable to common shares.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $1,320,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 170.7%

Principal Amount
(000’s omitted)	Security	Value

Hospital — 11.4%

$850	Lancaster County Hospital Authority, (Lancaster General Hospital), 4.50%, 3/15/36	$661,394
350	Lebanon County Health Facilities Authority, (Good Samaritan Hospital), 6.00%, 11/15/35	266,959
1,500	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 5.25%, 7/1/32	1,258,485
750	Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 6.00%, 1/15/31	757,282
875	Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital), 4.50%, 7/1/37	700,866

		$3,644,986

Insured-Electric Utilities — 5.9%

$2,235	Lehigh County Industrial Development Authority, (PPL Electric Utilities Corp.), (FGIC), (NPFG), 4.75%, 2/15/27	$1,879,143

		$1,879,143

Insured-Escrowed / Prerefunded — 5.1%

$270	Southcentral General Authority, (Wellspan Health), (NPFG), Escrowed to Maturity, 5.25%, 5/15/31	$276,272
1,230	Southcentral General Authority, (Wellspan Health), (NPFG), Prerefunded to 5/15/11, 5.25%, 5/15/31	1,344,685

		$1,620,957

Insured-General Obligations — 26.2%

$1,650	Armstrong County, (NPFG), 5.40%, 6/1/31	$1,618,518
1,000	Central Greene School District, (FSA), 5.00%, 2/15/35	982,840
1,000	Erie School District, (AMBAC), 0.00%, 9/1/30	283,280
2,555	McKeesport School District, (NPFG), 0.00%, 10/1/21	1,360,614
1,500	Norwin School District, (FSA), 3.25%, 4/1/27	1,155,165
1,500	Reading School District, (FSA), 5.00%, 3/1/35	1,474,260
1,000	Scranton School District, (FSA), 5.00%, 7/15/38	978,850
2,550	Shaler Area School District, (XLCA), 0.00%, 9/1/33	565,973

		$8,419,500

Insured-Hospital — 9.4%

$250	Allegheny County Hospital Development Authority, (NPFG), 6.00%, 7/1/24	$262,370
500	Centre County Hospital Authority, (Mount Nittany Medical Center), (AGC), 6.25%, 11/15/44	501,410
1,620	Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (FSA), 5.00%, 7/1/35(1)	1,434,356
1,000	Washington County Hospital Authority, (Washington Hospital), (AMBAC), 5.125%, 7/1/28	812,340

		$3,010,476

Insured-Lease Revenue / Certificates of Participation — 3.7%

$1,215	Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (FSA), 4.75%, 2/15/27	$1,187,735

		$1,187,735

Insured-Private Education — 14.2%

$1,000	Chester County Industrial Development Authority, Educational Facility, (Westtown School), (AMBAC), 5.00%, 1/1/31	$955,250
1,675	Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,583,260
1,755	Pennsylvania Higher Educational Facilities Authority, (Temple University), (NPFG), 4.50%, 4/1/36	1,522,937
500	Pennsylvania Higher Educational Facilities Authority, (University of the Sciences in Philadelphia), (AGC), 5.00%, 11/1/37	490,285

		$4,551,732

Insured-Public Education — 16.0%

$500	Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500,350
2,400	Lycoming County Authority, (Pennsylvania College of Technology), (AMBAC), 5.25%, 5/1/32	2,108,616
1,000	Pennsylvania Higher Educational Facilities Authority, (Clarion University Foundation), (XLCA), 5.00%, 7/1/33	778,650
500	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/27	508,700

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Public Education (continued)

$375	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/29	$377,974
875	State Public School Building Authority, (Delaware County Community College), (FSA), 5.00%, 10/1/32	871,403

		$5,145,693

Insured-Sewer Revenue — 18.1%

$1,500	Allegheny County Sanitation Authority, (BHAC), (NPFG), 5.00%, 12/1/22(2)	$1,567,725
1,000	Ambridge Borough Municipal Authority, Sewer Revenue, (FSA), 4.60%, 10/15/41	849,820
1,920	Erie Sewer Authority, (AMBAC), 0.00%, 12/1/26	677,971
1,555	Erie Sewer Authority, Series A, (AMBAC), 0.00%, 12/1/25	588,085
2,155	Erie Sewer Authority, Series B, (AMBAC), 0.00%, 12/1/25	815,000
1,500	University Area Joint Authority, (NPFG), 5.00%, 11/1/26	1,323,465

		$5,822,066

Insured-Special Tax Revenue — 16.8%

$4,350	Pittsburgh and Allegheny County Public Auditorium Authority, (AMBAC), 5.00%, 2/1/29	$3,900,210
24,665	Puerto Rico Sales Tax Financing, (AMBAC), 0.00%, 8/1/54	895,340
1,775	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	155,419
3,520	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	286,176
2,220	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	166,744

		$5,403,889

Insured-Transportation — 21.9%

$2,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/25	$1,902,900
1,000	Allegheny County Port Authority, (FGIC), (NPFG), 5.00%, 3/1/29	908,380
2,075	Pennsylvania Turnpike Commission, (FSA), 5.25%, 7/15/30	2,189,955
2,100	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	2,027,120

		$7,028,355

Insured-Utilities — 7.7%

$3,000	Philadelphia Gas Works Revenue, (AMBAC), 5.00%, 10/1/37	$2,472,990

		$2,472,990

Insured-Water and Sewer — 0.4%

$150	Saxonburg Water and Sewer Authority, (AGC), 5.00%, 3/1/35	$141,078

		$141,078

Insured-Water Revenue — 3.8%

$1,530	Philadelphia Water and Wastewater, (AMBAC), 4.25%, 11/1/31	$1,213,749

		$1,213,749

Private Education — 8.9%

$3,000	Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania), 4.75%, 7/15/35	$2,848,680

		$2,848,680

Senior Living / Life Care — 1.2%

$200	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	$160,412
300	Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	226,101

		$386,513

Total Tax-Exempt Investments — 170.7%
(identified cost $61,855,504)		$54,777,542

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (67.7)%		$(21,728,030)

Other Assets, Less Liabilities — (3.0)%		$(950,739)

Net Assets Applicable to Common Shares — 100.0%		$32,098,773

See notes to financial statements

Eaton Vance Insured Pennsylvania Municipal Bond Fund as of March 31, 2009

PORTFOLIO OF INVESTMENTS (Unaudited) CONT’D

AGC - Assured Guaranty Corp.

AMBAC - AMBAC Financial Group, Inc.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FSA - Financial Security Assurance, Inc.

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at March 31, 2009, 87.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.4% to 29.5% of total investments.

(1)	Security represents the underlying municipal bond of a tender option bond trust (see Note 1H).

(2)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited)
Statements of Assets and Liabilities

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
As of March 31, 2009	Fund II	Fund II	Fund	Fund

Assets

Investments —
Identified cost	$225,429,634	$85,564,037	$39,025,490	$33,568,002
Unrealized depreciation	(26,891,819)	(10,419,058)	(2,726,960)	(1,719,849)

Investments, at value	$198,537,815	$75,144,979	$36,298,530	$31,848,153

Cash	$—	$—	$49,321	$—
Interest receivable	2,598,449	815,510	489,824	487,334
Receivable for investments sold	4,796,082	—	385,133	—
Receivable from transfer agent	13,169	9,833	—	—
Deferred debt issuance costs	154,297	30,029	7,021	—

Total assets	$206,099,812	$76,000,351	$37,229,829	$32,335,487

Liabilities

Payable for floating rate notes issued	$57,365,000	$9,575,000	$2,460,000	$—
Payable for when-issued securities	1,543,245	—	—	—
Payable for variation margin on open financial futures contracts	118,062	32,250	—	7,250
Payable for open swap contracts	887,759	349,439	161,773	137,441
Due to custodian	1,332,424	846,786	—	218,161
Payable to affiliates:
Investment adviser fee	79,909	31,515	15,501	13,650
Interest expense and fees payable	337,356	52,443	17,447	—
Accrued expenses	60,733	29,620	22,010	23,875

Total liabilities	$61,724,488	$10,917,053	$2,676,731	$400,377

Auction preferred shares at liquidation value plus cumulative unpaid dividends	44,703,660	25,703,154	13,576,389	13,325,000

Net assets applicable to common shares	$99,671,664	$39,380,144	$20,976,709	$18,610,110

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$99,468	$38,649	$17,575	$15,118
Additional paid-in capital	141,001,427	54,780,695	24,901,796	21,413,714
Accumulated net realized loss	(14,557,669)	(4,796,871)	(1,150,644)	(1,054,935)
Accumulated undistributed net investment income	1,301,556	277,490	96,715	117,944
Net unrealized depreciation	(28,173,118)	(10,919,819)	(2,888,733)	(1,881,731)

Net assets applicable to common shares	$99,671,664	$39,380,144	$20,976,709	$18,610,110

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	1,788	1,028	543	533

Common Shares Outstanding

	9,946,804	3,864,926	1,757,489	1,511,845

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$10.02	$10.19	$11.94	$12.31

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Assets and Liabilities

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
As of March 31, 2009	Fund	Fund II	Fund	Fund

Assets

Investments —
Identified cost	$58,309,847	$56,245,552	$47,595,446	$61,855,504
Unrealized depreciation	(4,398,501)	(5,262,912)	(3,815,970)	(7,077,962)

Investments, at value	$53,911,346	$50,982,640	$43,779,476	$54,777,542

Cash	$632,859	$529,475	$—	$—
Interest receivable	584,477	789,805	648,546	751,444
Receivable for investments sold	715,246	463,395	—	977,243
Receivable from transfer agent	10,169	4,792	6,117	3,662
Deferred debt issuance costs	8,536	31,102	—	—

Total assets	$55,862,633	$52,801,209	$44,434,139	$56,509,891

Liabilities

Payable for floating rate notes issued	$6,346,000	$11,335,000	$1,010,000	$1,860,000
Payable for when-issued securities	—	399,104	—	—
Payable for variation margin on open financial futures contracts	—	45,750	35,813	78,750
Payable for open swap contracts	234,905	249,161	218,478	200,761
Due to custodian	—	—	242,154	468,892
Payable to affiliates:
Investment adviser fee	22,098	21,333	20,324	34,655
Interest expense and fees payable	43,753	52,667	4,480	13,684
Accrued expenses	23,215	27,463	23,901	26,346

Total liabilities	$6,669,971	$12,130,478	$1,555,150	$2,683,088

Auction preferred shares at liquidation value plus cumulative unpaid dividends	19,600,364	13,250,000	17,000,697	21,728,030

Net assets applicable to common shares	$29,592,298	$27,420,731	$25,878,292	$32,098,773

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized	$25,723	$25,571	$25,170	$29,453
Additional paid-in capital	36,454,505	36,229,137	35,655,684	41,742,019
Accumulated net realized loss	(2,525,576)	(3,560,490)	(5,742,953)	(2,402,729)
Accumulated undistributed net investment income	271,052	365,565	96,909	329,042
Net unrealized depreciation	(4,633,406)	(5,639,052)	(4,156,518)	(7,599,012)

Net assets applicable to common shares	$29,592,298	$27,420,731	$25,878,292	$32,098,773

Auction Preferred Shares Issued and Outstanding (Liquidation preference of $25,000 per share)

	784	530	680	869

Common Shares Outstanding

	2,572,272	2,557,142	2,517,007	2,945,280

Net Asset Value Per Common Share

Net assets applicable to common shares ÷ common shares issued and outstanding	$11.50	$10.72	$10.28	$10.90

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
For the Six Months Ended March 31, 2009	Fund II	Fund II	Fund	Fund

Investment Income

Interest	$5,849,986	$2,077,161	$1,011,119	$856,026

Total investment income	$5,849,986	$2,077,161	$1,011,119	$856,026

Expenses

Investment adviser fee	$505,325	$199,955	$97,580	$86,939
Trustees’ fees and expenses	4,141	1,799	1,023	934
Custodian fee	43,124	23,888	14,560	12,044
Transfer and dividend disbursing agent fees	9,417	9,218	9,049	9,099
Legal and accounting services	54,830	37,776	24,683	23,313
Printing and postage	11,508	3,024	1,848	3,615
Interest expense and fees	627,531	103,073	37,938	—
Preferred shares service fee	52,170	29,995	15,844	15,587
Miscellaneous	43,409	23,702	17,493	16,229

Total expenses	$1,351,455	$432,430	$220,018	$167,760

Deduct —
Reduction of custodian fee	$4,253	$2,786	$2,219	$1,231
Allocation of expenses to affiliate	60,372	23,847	11,589	10,336

Total expense reductions	$64,625	$26,633	$13,808	$11,567

Net expenses	$1,286,830	$405,797	$206,210	$156,193

Net investment income	$4,563,156	$1,671,364	$804,909	$699,833

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(5,155,543)	$(985,399)	$(280,389)	$(79,200)
Financial futures contracts	(3,427,003)	(918,721)	—	(256,931)
Swap contracts	(2,558,424)	(1,582,630)	(741,524)	(272,786)

Net realized loss	$(11,140,970)	$(3,486,750)	$(1,021,913)	$(608,917)

Change in unrealized appreciation (depreciation) —
Investments	$2,544,223	$(320,765)	$809,761	$359,736
Financial futures contracts	(653,051)	(183,541)	—	(35,934)
Swap contracts	(960,160)	(386,271)	(178,916)	(146,395)

Net change in unrealized appreciation (depreciation)	$931,012	$(890,577)	$630,845	$177,407

Net realized and unrealized loss	$(10,209,958)	$(4,377,327)	$(391,068)	$(431,510)

Distributions to preferred shareholders
From net investment income	$(455,288)	$(255,588)	$(136,849)	$(132,966)

Net increase (decrease) in net assets from operations	$(6,102,090)	$(2,961,551)	$276,992	$135,357

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Operations

	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
For the Six Months Ended March 31, 2009	Fund	Fund II	Fund	Fund

Investment Income

Interest	$1,496,262	$1,437,289	$1,304,288	$1,605,245

Total investment income	$1,496,262	$1,437,289	$1,304,288	$1,605,245

Expenses

Investment adviser fee	$139,012	$134,429	$129,065	$157,568
Trustees’ fees and expenses	1,327	1,287	1,154	1,388
Custodian fee	17,101	12,929	19,348	17,105
Transfer and dividend disbursing agent fees	9,111	9,893	9,643	10,585
Legal and accounting services	27,598	29,329	23,567	32,630
Printing and postage	2,964	2,694	3,292	3,019
Interest expense and fees	108,135	120,916	18,987	39,617
Preferred shares service fee	23,010	15,464	21,404	27,079
Miscellaneous	18,097	22,672	23,398	25,038

Total expenses	$346,355	$349,613	$249,858	$314,029

Deduct —
Reduction of custodian fee	$2,030	$4,337	$713	$2,457
Allocation of expenses to affiliate	16,726	16,039	15,445	19,138

Total expense reductions	$18,756	$20,376	$16,158	$21,595

Net expenses	$327,599	$329,237	$233,700	$292,434

Net investment income	$1,168,663	$1,108,052	$1,070,588	$1,312,811

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(1,458,537)	$(1,628,751)	$(2,704,990)	$(562,012)
Financial futures contracts	—	(751,442)	(1,328,234)	(1,188,467)
Swap contracts	(1,080,073)	(783,775)	(578,991)	(295,319)

Net realized loss	$(2,538,610)	$(3,163,968)	$(4,612,215)	$(2,045,798)

Change in unrealized appreciation (depreciation) —
Investments	$1,866,332	$1,502,070	$2,335,799	$129,405
Financial futures contracts	—	(156,312)	(178,961)	(380,625)
Swap contracts	(259,892)	(271,538)	(235,180)	(212,464)

Net change in unrealized appreciation (depreciation)	$1,606,440	$1,074,220	$1,921,658	$(463,684)

Net realized and unrealized loss	$(932,170)	$(2,089,748)	$(2,690,557)	$(2,509,482)

Distributions to preferred shareholders
From net investment income	$(172,525)	$(131,376)	$(207,424)	$(173,406)
From net realized gain	(40,658)	—	—	(100,384)

Net increase (decrease) in net assets from operations	$23,310	$(1,113,072)	$(1,827,393)	$(1,470,461)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2009	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Increase (Decrease) in Net Assets	Fund II	Fund II	Fund	Fund

From operations —
Net investment income	$4,563,156	$1,671,364	$804,909	$699,833
Net realized loss from investment transactions, financial futures contracts and swap contracts	(11,140,970)	(3,486,750)	(1,021,913)	(608,917)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	931,012	(890,577)	630,845	177,407
Distributions to preferred shareholders —
From net investment income	(455,288)	(255,588)	(136,849)	(132,966)

Net increase (decrease) in net assets from operations	$(6,102,090)	$(2,961,551)	$276,992	$135,357

Distributions to common shareholders —
From net investment income	$(3,970,907)	$(1,386,505)	$(622,007)	$(532,665)

Total distributions to common shareholders	$(3,970,907)	$(1,386,505)	$(622,007)	$(532,665)

Capital share transactions
Reinvestment of distributions to common shareholders	$96,974	$9,833	$10,912	$—

Net increase in net assets from capital share transactions	$96,974	$9,833	$10,912	$—

Net decrease in net assets	$(9,976,023)	$(4,338,223)	$(334,103)	$(397,308)

Net Assets Applicable to Common Shares

At beginning of period	$109,647,687	$43,718,367	$21,310,812	$19,007,418

At end of period	$99,671,664	$39,380,144	$20,976,709	$18,610,110

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$1,301,556	$277,490	$96,715	$117,944

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Changes in Net Assets

For the Six Months Ended March 31, 2009	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Increase (Decrease) in Net Assets	Fund	Fund II	Fund	Fund

From operations —
Net investment income	$1,168,663	$1,108,052	$1,070,588	$1,312,811
Net realized loss from investment transactions, financial futures contracts and swap contracts	(2,538,610)	(3,163,968)	(4,612,215)	(2,045,798)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	1,606,440	1,074,220	1,921,658	(463,684)
Distributions to preferred shareholders —
From net investment income	(172,525)	(131,376)	(207,424)	(173,406)
From net realized gain	(40,658)	—	—	(100,384)

Net increase (decrease) in net assets from operations	$23,310	$(1,113,072)	$(1,827,393)	$(1,470,461)

Distributions to common shareholders —
From net investment income	$(981,093)	$(937,692)	$(819,884)	$(1,050,256)
From net realized gain	(264,989)	—	—	(803,880)

Total distributions to common shareholders	$(1,246,082)	$(937,692)	$(819,884)	$(1,854,136)

Capital share transactions
Reinvestment of distributions to common shareholders	$39,526	$12,737	$30,948	$10,488

Net increase in net assets from capital share transactions	$39,526	$12,737	$30,948	$10,488

Net decrease in net assets	$(1,183,246)	$(2,038,027)	$(2,616,329)	$(3,314,109)

Net Assets Applicable to Common Shares

At beginning of period	$30,775,544	$29,458,758	$28,494,621	$35,412,882

At end of period	$29,592,298	$27,420,731	$25,878,292	$32,098,773

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of period	$271,052	$365,565	$96,909	$329,042

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008	Insured Municipal	Insured California	Insured Massachusetts	Insured Michigan
Increase (Decrease) in Net Assets	Fund II	Fund II	Fund	Fund

From operations —
Net investment income	$10,297,873	$3,798,696	$1,722,538	$1,474,663
Net realized gain (loss) from investment transactions, financial futures contracts, swap contracts and disposal of investments in violation of restrictions and net increase from payment by affiliates	(3,296,427)	(1,280,688)	114,279	(46,294)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(38,011,644)	(12,552,618)	(5,349,054)	(3,874,532)
Distributions to preferred shareholders —
From net investment income	(1,667,740)	(900,022)	(507,893)	(445,847)
From net realized gain	(1,161,353)	(203,364)	—	—

Net decrease in net assets from operations	$(33,839,291)	$(11,137,996)	$(4,020,130)	$(2,892,010)

Distributions to common shareholders —
From net investment income	$(7,415,109)	$(2,675,734)	$(1,176,916)	$(1,012,419)
From net realized gain	(2,838,122)	(503,981)	—	—

Total distributions to common shareholders	$(10,253,231)	$(3,179,715)	$(1,176,916)	$(1,012,419)

Capital share transactions
Reinvestment of distributions to common shareholders	$128,062	$26,286	$31,699	$—

Net increase in net assets from capital share transactions	$128,062	$26,286	$31,699	$—

Net decrease in net assets	$(43,964,460)	$(14,291,425)	$(5,165,347)	$(3,904,429)

Net Assets Applicable to Common Shares

At beginning of year	$153,612,147	$58,009,792	$26,476,159	$22,911,847

At end of year	$109,647,687	$43,718,367	$21,310,812	$19,007,418

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$1,164,595	$248,219	$50,662	$83,742

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended September 30, 2008	Insured New Jersey	Insured New York	Insured Ohio	Insured Pennsylvania
Increase (Decrease) in Net Assets	Fund	Fund II	Fund	Fund

From operations —
Net investment income	$2,520,205	$2,397,564	$2,382,011	$2,928,106
Net realized gain (loss) from investment transactions, financial futures contracts and swap contracts	373,406	(333,025)	(856,569)	513,911
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(9,096,667)	(8,584,620)	(8,337,645)	(9,502,500)
Distributions to preferred shareholders —
From net investment income	(504,278)	(606,399)	(749,701)	(694,287)
From net realized gain	(291,600)	(125,820)	—	(222,716)

Net decrease in net assets from operations	$(6,998,934)	$(7,252,300)	$(7,561,904)	$(6,977,486)

Distributions to common shareholders —
From net investment income	$(1,811,913)	$(1,785,552)	$(1,571,565)	$(2,040,898)
From net realized gain	(724,973)	(459,185)	—	(539,189)

Total distributions to common shareholders	$(2,536,886)	$(2,244,737)	$(1,571,565)	$(2,580,087)

Capital share transactions
Reinvestment of distributions to common shareholders	$48,919	$8,866	$11,173	$15,455

Net increase in net assets from capital share transactions	$48,919	$8,866	$11,173	$15,455

Net decrease in net assets	$(9,486,901)	$(9,488,171)	$(9,122,296)	$(9,542,118)

Net Assets Applicable to Common Shares

At beginning of year	$40,262,445	$38,946,929	$37,616,917	$44,955,000

At end of year	$30,775,544	$29,458,758	$28,494,621	$35,412,882

Accumulated undistributed net investment income included in net assets applicable to common shares

At end of year	$256,007	$326,581	$53,629	$239,893

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Statements of Cash Flows

For the Six Months Ended March 31, 2009	Insured Municipal	Insured California	Insured New Jersey	Insured New York
Cash flows from operating activities	Fund II	Fund II	Fund	Fund II

Net increase (decrease) in net assets from operations	$(6,102,090)	$(2,961,551)	$23,310	$(1,113,072)
Distributions to preferred shareholders	455,288	255,588	213,183	131,376

Net increase (decrease) in net assets from operations excluding distributions to preferred shareholders	$(5,646,802)	$(2,705,963)	$236,493	$(981,696)
Adjustments to reconcile net increase (decrease) in net assets from operations to net cash provided by (used in) operating activities:
Investments purchased	(32,706,741)	(7,517,423)	(14,367,572)	(14,008,067)
Investments sold	46,643,643	4,756,847	18,161,324	13,821,771
Net accretion/amortization of premium (discount)	(1,114,500)	(471,285)	(320,566)	(170,210)
Amortization of deferred debt issuance costs	15,083	1,611	284	6,138
Decrease (increase) in interest receivable	312,298	(260)	10,354	(41,132)
Decrease (increase) in receivable for investments sold	3,177,295	6,464,936	(715,246)	(463,395)
Decrease in receivable for variation margin on open financial futures contracts	1,163,438	177,969	—	162,031
Decrease in receivable for open swap contracts	72,401	36,832	24,987	22,377
Decrease (increase) in receivable from transfer agent	7,616	(9,833)	(5,421)	(4,792)
Decrease in payable for investments purchased	—	—	(1,016,271)	—
Increase in payable for when-issued securities	1,543,245	—	—	399,104
Increase in payable for variation margin on open financial futures contracts	118,062	32,250	—	45,750
Increase in payable for open swap contracts	887,759	349,439	234,905	249,161
Decrease in payable for closed swap contracts	(49,297)	(18,692)	(12,530)	(12,530)
Increase in payable to affiliate for investment adviser fee	786	638	731	665
Increase (decrease) in interest expense and fees payable	39,332	9,022	(9,096)	(12,219)
Decrease in accrued expenses	(80,500)	(37,308)	(31,907)	(25,097)
Net change in unrealized (appreciation) depreciation from investments	(2,544,223)	320,765	(1,866,332)	(1,502,070)
Net realized loss from investments	5,155,543	985,399	1,458,537	1,628,751

Net cash provided by (used in) operating activities	$16,994,438	$2,374,944	$1,782,674	$(885,460)

Cash flows from financing activities

Cash distributions paid to common shareholders, net of reinvestments	$(3,873,933)	$(1,376,672)	$(1,206,556)	$(924,955)
Distributions to preferred shareholders	(509,178)	(304,237)	(217,547)	(131,376)
Liquidation of auction preferred shares	—	—	(700,000)	—
Repayment of secured borrowings	(6,885,000)	(3,580,000)	(1,900,000)	—
Increase (decrease) in due to custodian	(5,726,327)	846,786	—	—

Net cash used in financing activities	$(16,994,438)	$(4,414,123)	$(4,024,103)	$(1,056,331)

Net decrease in cash	$—	$(2,039,179)	$(2,241,429)	$(1,941,791)

Cash at beginning of period	$—	$2,039,179	$2,874,288	$2,471,266

Cash at end of period	$—	$—	$632,859	$529,475

Supplemental disclosure of cash flow information:

Noncash financing activities not included herein consist of reinvestment of dividends and distributions of:	$96,974	$9,833	$39,526	$12,737

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period (Common shares)	$11.030		$15.470	$15.860		$15.310	$15.030	$14.790

Income (Loss) From Operations

Net investment income(1)	$0.459		$1.037	$1.048		$1.058	$1.094	$1.162
Net realized and unrealized gain (loss)	(1.024)		(4.159)	(0.383)		0.605	0.359	0.334
Distributions to preferred shareholders
From net investment income	(0.046)		(0.168)	(0.303)		(0.265)	(0.169)	(0.080)
From net realized gain	—		(0.117)	—		—	— (2)	(0.017)

Total income (loss) from operations	$(0.611)		$(3.407)	$0.362		$1.398	$1.284	$1.399

Less distributions to common shareholders

From net investment income	$(0.399)		$(0.747)	$(0.752)		$(0.848)	$(1.001)	$(1.001)
From net realized gain	—		(0.286)	—		—	(0.003)	(0.158)

Total distributions to common shareholders	$(0.399)		$(1.033)	$(0.752)		$(0.848)	$(1.004)	$(1.159)

Net asset value — End of period (Common shares)	$10.020		$11.030	$15.470		$15.860	$15.310	$15.030

Market value — End of period (Common shares)	$11.390		$11.650	$14.550		$15.310	$16.170	$14.820

Total Investment Return on Net Asset Value(3)	(5.47	)%(11)	(23.08)%	2.43	%(4)	9.56%	8.77%	10.00%

Total Investment Return on Market Value(3)	1.74	%(11)	(13.61)%	(0.20	)%(4)	0.13%	16.51%	14.59%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Municipal Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$99,672		$109,648	$153,612		$157,463	$151,937	$149,057
Ratios (as a percentage of average daily net assets applicable to common shares):(5)
Expenses excluding interest and fees	1.38	%(6)	1.09%	1.00	%(7)	1.02%	1.03%	1.00%
Interest and fee expense(8)	1.30	%(6)	0.93%	0.99%		0.91%	0.62%	0.36%
Total expenses before custodian fee reduction	2.68	%(6)	2.02%	1.99	%(7)	1.93%	1.65%	1.36%
Expenses after custodian fee reduction excluding interest and fees	1.37	%(6)	1.05%	0.99	%(7)	1.01%	1.02%	1.00%
Net investment income	9.49	%(6)	7.40%	6.62%		6.87%	7.11%	7.92%
Portfolio Turnover	16	%(11)	54%	31%		26%	10%	28%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(5)
Expenses excluding interest and fees	0.94	%(6)	0.69%	0.64	%(7)	0.65%	0.65%	0.63%
Interest and fee expense(8)	0.89	%(6)	0.60%	0.64%		0.58%	0.40%	0.23%
Total expenses before custodian fee reduction	1.83	%(6)	1.29%	1.28	%(7)	1.23%	1.05%	0.86%
Expenses after custodian fee reduction excluding interest and fees	0.94	%(6)	0.67%	0.63	%(7)	0.64%	0.65%	0.62%
Net investment income	6.48	%(6)	4.73%	4.25%		4.37%	4.52%	4.94%

Senior Securities:
Total preferred shares outstanding	1,788		1,788	3,500		3,500	3,500	3,500
Asset coverage per preferred share(9)	$80,747		$86,356	$68,894		$69,992	$68,411	$67,599
Involuntary liquidation preference per preferred share(10)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(10)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Equal to less than $0.001 per share.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(4)	During the year ended September 30, 2007, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(5)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(6)	Annualized.

(7)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(9)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(10)	Plus accumulated and unpaid dividends.

(11)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$11.310		$15.020	$15.330	$14.810	$14.510	$14.560

Income (Loss) From Operations

Net investment income(1)	$0.433		$0.983	$0.981	$0.989	$1.008	$1.060
Net realized and unrealized gain (loss)	(1.128)		(3.583)	(0.301)	0.547	0.360	(0.022)
Distributions to preferred shareholders
From net investment income	(0.066)		(0.233)	(0.282)	(0.243)	(0.145)	(0.076)
From net realized gain	—		(0.053)	—	—	—	(0.004)

Total income (loss) from operations	$(0.761)		$(2.886)	$0.398	$1.293	$1.223	$0.958

Less distributions to common shareholders

From net investment income	$(0.359)		$(0.693)	$(0.708)	$(0.773)	$(0.923)	$(0.948)
From net realized gain	—		(0.131)	—	—	—	(0.060)

Total distributions to common shareholders	$(0.359)		$(0.824)	$(0.708)	$(0.773)	$(0.923)	$(1.008)

Net asset value — End of period (Common shares)	$10.190		$11.310	$15.020	$15.330	$14.810	$14.510

Market value — End of period (Common shares)	$10.380		$10.250	$14.250	$14.635	$14.770	$14.580

Total Investment Return on Net Asset Value(2)	(6.48	)%(9)	(19.81)%	2.75%	9.15%	8.65%	6.84%

Total Investment Return on Market Value(2)	5.13	%(9)	(23.40)%	2.11%	4.49%	7.84%	13.27%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured California Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$39,380		$43,718	$58,010		$59,199	$57,187	$55,955
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.56	%(4)	1.23%	1.11	%(5)	1.13%	1.10%	1.09%
Interest and fee expense(6)	0.53	%(4)	0.42%	0.50%		0.48%	0.31%	0.15%
Total expenses before custodian fee reduction	2.09	%(4)	1.65%	1.61	%(5)	1.61%	1.41%	1.24%
Expenses after custodian fee reduction excluding interest and fees	1.55	%(4)	1.19%	1.09	%(5)	1.11%	1.06%	1.08%
Net investment income	8.54	%(4)	7.11%	6.42%		6.66%	6.81%	7.27%
Portfolio Turnover	7	%(9)	22%	37%		13%	13%	11%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.94	%(4)	0.76%	0.71	%(5)	0.71%	0.69%	0.68%
Interest and fee expense(6)	0.32	%(4)	0.26%	0.32%		0.30%	0.20%	0.09%
Total expenses before custodian fee reduction	1.26	%(4)	1.02%	1.03	%(5)	1.01%	0.89%	0.77%
Expenses after custodian fee reduction excluding interest and fees	0.93	%(4)	0.74%	0.69	%(5)	0.70%	0.67%	0.67%
Net investment income	5.16	%(4)	4.42%	4.09%		4.19%	4.28%	4.54%

Senior Securities:
Total preferred shares outstanding	1,028		1,028	1,350		1,350	1,350	1,350
Asset coverage per preferred share(7)	$63,311		$67,578	$67,980		$68,858	$67,364	$66,455
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Net asset value — Beginning of period (Common shares)	$12.130		$15.090	$15.640		$15.100	$14.870	$14.670

Income (loss) from operations

Net investment income(1)	$0.458		$0.981	$0.969		$0.983	$1.031	$1.109
Net realized and unrealized gain (loss)	(0.216)		(2.981)	(0.540)		0.613	0.290	0.350
Distributions to preferred shareholders
From net investment income	(0.078)		(0.289)	(0.293)		(0.256)	(0.143)	(0.069)
From net realized gain	—		—	—		—	—	(0.017)

Total income (loss) from operations	$0.164		$(2.289)	$0.136		$1.340	$1.178	$1.373

Less distributions to common shareholders

From net investment income	$(0.354)		$(0.671)	$(0.686)		$(0.800)	$(0.948)	$(0.948)
From net realized gain	—		—	—		—	—	(0.225)

Total distributions to common shareholders	$(0.354)		$(0.671)	$(0.686)		$(0.800)	$(0.948)	$(1.173)

Net asset value — End of period (Common shares)	$11.940		$12.130	$15.090		$15.640	$15.100	$14.870

Market value — End of period (Common shares)	$11.730		$13.780	$14.820		$16.090	$17.350	$15.570

Total Investment Return on Net Asset Value(2)	1.48	%(10)	(15.70)%	0.88	%(3)	9.14%	7.74%	9.74%

Total Investment Return on Market Value(2)	(12.24	)%(10)	(2.46)%	(3.72	)%(3)	(2.28)%	18.23%	16.66%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Massachusetts Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$20,977		$21,311	$26,476		$27,419	$26,441	$25,982
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.70	%(5)	1.41%	1.25	%(6)	1.29%	1.25%	1.24%
Interest and fee expense(7)	0.38	%(5)	0.71%	0.98%		1.54%	1.26%	0.79%
Total expenses before custodian fee reduction	2.08	%(5)	2.12%	2.23	%(6)	2.83%	2.51%	2.03%
Expenses after custodian fee reduction excluding interest and fees	1.68	%(5)	1.38%	1.25	%(6)	1.26%	1.24%	1.24%
Net investment income	8.05	%(5)	6.83%	6.27%		6.50%	6.79%	7.58%
Portfolio Turnover	25	%(10)	12%	15%		15%	11%	33%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.01	%(5)	0.88%	0.81	%(6)	0.81%	0.79%	0.77%
Interest and fee expense(7)	0.23	%(5)	0.45%	0.62%		0.97%	0.80%	0.49%
Total expenses before custodian fee reduction	1.24	%(5)	1.33%	1.43	%(6)	1.78%	1.59%	1.26%
Expenses after custodian fee reduction excluding interest and fees	1.00	%(5)	0.87%	0.80	%(6)	0.80%	0.78%	0.77%
Net investment income	4.80	%(5)	4.27%	3.99%		4.10%	4.29%	4.72%

Senior Securities:
Total preferred shares outstanding	543		543	620		620	620	620
Asset coverage per preferred share(8)	$63,634		$64,287	$67,711		$69,229	$67,649	$66,907
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2007, the Fund realized a gain on the disposal of an investment security which did not meet investment guidelines. The gain was less than $0.01 per share and had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008		2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$12.570		$15.150		$15.430	$15.000	$14.840	$14.520

Income (loss) from operations

Net investment income(1)	$0.463		$0.975		$0.985	$0.991	$1.039	$1.105
Net realized and unrealized gain (loss)	(0.283)		(2.590)		(0.309)	0.462	0.233	0.252
Distributions to preferred shareholders
From net investment income	(0.088)		(0.295)		(0.288)	(0.252)	(0.164)	(0.089)

Total income (loss) from operations	$0.092		$(1.910)		$0.388	$1.201	$1.108	$1.268

Less distributions to common shareholders

From net investment income	$(0.352)		$(0.670)		$(0.668)	$(0.771)	$(0.948)	$(0.948)

Total distributions to common shareholders	$(0.352)		$(0.670)		$(0.668)	$(0.771)	$(0.948)	$(0.948)

Net asset value — End of period (Common shares)	$12.310		$12.570		$15.150	$15.430	$15.000	$14.840

Market value — End of period (Common shares)	$10.740		$10.400		$14.030	$14.190	$16.200	$15.490

Total Investment Return on Net Asset Value(2)	1.40	%(10)	(12.66	)%(3)	2.81%	8.44%	7.52%	8.96%

Total Investment Return on Market Value(2)	6.93	%(10)	(21.97	)%(3)	3.53%	(7.67)%	11.26%	14.60%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Michigan Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$18,610		$19,007	$22,912		$23,335	$22,670	$22,396
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.74	%(6)	1.49%	1.29	%(5)	1.32%	1.28%	1.28%
Interest and fee expense(7)	—		0.54%	0.98%		0.90%	0.60%	0.33%
Total expenses before custodian fee reduction	1.74	%(6)	2.03%	2.27	%(5)	2.22%	1.88%	1.61%
Expenses after custodian fee reduction excluding interest and fees	1.72	%(6)	1.48%	1.27	%(5)	1.30%	1.27%	1.27%
Net investment income	7.72	%(6)	6.72%	6.43%		6.62%	6.88%	7.56%
Portfolio Turnover	4	%(10)	11%	6%		6%	5%	7%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.00	%(6)	0.93%	0.81	%(5)	0.83%	0.81%	0.79%
Interest and fee expense(7)	—		0.33%	0.62%		0.56%	0.38%	0.21%
Total expenses before custodian fee reduction	1.00	%(6)	1.26%	1.43	%(5)	1.39%	1.19%	1.00%
Expenses after custodian fee reduction excluding interest and fees	0.99	%(6)	0.92%	0.80	%(5)	0.82%	0.80%	0.78%
Net investment income	4.45	%(6)	4.16%	4.06%		4.15%	4.32%	4.69%

Senior Securities:
Total preferred shares outstanding	533		540	540		540	540	540
Asset coverage per preferred share(8)	$59,916		$60,199	$67,442		$68,222	$66,986	$66,475
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2008, the adviser fully reimbursed the Fund for a realized loss on the disposal of an investment security which did not meet investment guidelines. The loss had no effect on total return.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$11.980		$15.690	$15.840	$15.240	$14.990	$14.760

Income (loss) from operations

Net investment income(1)	$0.455		$0.982	$0.996	$1.002	$1.039	$1.117
Net realized and unrealized gain (loss)	(0.367)		(3.393)	(0.150)	0.671	0.330	0.361
Distributions to preferred shareholders
From net investment income	(0.067)		(0.196)	(0.286)	(0.253)	(0.159)	(0.067)
From net realized gain	(0.016)		(0.114)	—	—	—	(0.015)

Total income (loss) from operations	$0.005		$(2.721)	$0.560	$1.420	$1.210	$1.396

Less distributions to common shareholders

From net investment income	$(0.382)		$(0.706)	$(0.710)	$(0.820)	$(0.960)	$(0.960)
From net realized gain	(0.103)		(0.283)	—	—	—	(0.206)

Total distributions to common shareholders	$(0.485)		$(0.989)	$(0.710)	$(0.820)	$(0.960)	$(1.166)

Net asset value — End of period (Common shares)	$11.500		$11.980	$15.690	$15.840	$15.240	$14.990

Market value — End of period (Common shares)	$12.020		$11.880	$14.790	$16.400	$16.240	$15.490

Total Investment Return on Net Asset Value(2)	0.34	%(9)	(18.15)%	3.64%	9.65%	8.18%	9.83%

Total Investment Return on Market Value(2)	5.76	%(9)	(13.88)%	(5.66)%	6.53%	11.56%	15.37%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New Jersey Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$29,592		$30,776	$40,262		$40,620	$39,032	$38,326
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.58	%(4)	1.33%	1.14	%(5)	1.19%	1.15%	1.13%
Interest and fee expense(6)	0.77	%(4)	1.16%	0.92%		0.86%	0.59%	0.31%
Total expenses before custodian fee reduction	2.35	%(4)	2.49%	2.06	%(5)	2.05%	1.74%	1.44%
Expenses after custodian fee reduction excluding interest and fees	1.56	%(4)	1.28%	1.11	%(5)	1.16%	1.14%	1.13%
Net investment income	8.33	%(4)	6.72%	6.29%		6.59%	6.78%	7.54%
Portfolio Turnover	27	%(9)	48%	27%		22%	15%	19%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.93	%(4)	0.84%	0.73	%(5)	0.75%	0.73%	0.71%
Interest and fee expense(6)	0.45	%(4)	0.73%	0.59%		0.55%	0.38%	0.20%
Total expenses before custodian fee reduction	1.38	%(4)	1.57%	1.32	%(5)	1.30%	1.11%	0.91%
Expenses after custodian fee reduction excluding interest and fees	0.92	%(4)	0.81%	0.72	%(5)	0.73%	0.72%	0.71%
Net investment income	4.90	%(4)	4.24%	4.05%		4.18%	4.31%	4.73%

Senior Securities:
Total preferred shares outstanding	784		812	900		900	900	900
Asset coverage per preferred share(7)	$62,746		$62,907	$69,751		$70,144	$68,375	$67,588
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$11.530		$15.240	$15.760	$15.300	$14.910	$14.870

Income (loss) from operations

Net investment income(1)	$0.433		$0.938	$0.969	$0.990	$1.008	$1.080
Net realized and unrealized gain (loss)	(0.825)		(3.483)	(0.256)	0.542	0.462	0.223
Distributions to preferred shareholders
From net investment income	(0.051)		(0.237)	(0.209)	(0.240)	(0.148)	(0.063)
From net realized gain	—		(0.049)	(0.079)	(0.015)	—	(0.016)

Total income (loss) from operations	$(0.443)		$(2.831)	$0.425	$1.277	$1.322	$1.224

Less distributions to common shareholders

From net investment income	$(0.367)		$(0.699)	$(0.697)	$(0.732)	$(0.932)	$(0.963)
From net realized gain	—		(0.180)	(0.248)	(0.085)	—	(0.221)

Total distributions to common shareholders	$(0.367)		$(0.879)	$(0.945)	$(0.817)	$(0.932)	$(1.184)

Net asset value — End of period (Common shares)	$10.720		$11.530	$15.240	$15.760	$15.300	$14.910

Market value — End of period (Common shares)	$10.980		$10.580	$14.440	$14.420	$14.570	$14.460

Total Investment Return on Net Asset Value(2)	(3.65	)%(10)	(19.25)%	3.00%	9.02%	9.17%	8.75	%(3)

Total Investment Return on Market Value(2)	7.55	%(10)	(21.80)%	6.66%	4.75%	7.19%	14.39	%(3)

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured New York Fund II
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$27,421		$29,459	$38,947		$40,263	$39,101	$38,089
Ratios (as a percentage of average daily net assets applicable to common shares):(4)
Expenses excluding interest and fees	1.61	%(5)	1.33%	1.16	%(6)	1.14%	1.21%	1.14%
Interest and fee expense(7)	0.92	%(5)	0.46%	0.46%		0.42%	0.28%	0.16%
Total expenses before custodian fee reduction	2.53	%(5)	1.79%	1.62	%(6)	1.56%	1.49%	1.30%
Expenses after custodian fee reduction excluding interest and fees	1.58	%(5)	1.28%	1.14	%(6)	1.11%	1.19%	1.13%
Net investment income	8.41	%(5)	6.67%	6.24%		6.48%	6.60%	7.31%
Portfolio Turnover	27	%(10)	44%	38%		26%	29%	26%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(4)
Expenses excluding interest and fees	1.08	%(5)	0.83%	0.74	%(6)	0.72%	0.77%	0.71%
Interest and fee expense(7)	0.61	%(5)	0.29%	0.29%		0.27%	0.18%	0.10%
Total expenses before custodian fee reduction	1.69	%(5)	1.12%	1.03	%(6)	0.99%	0.95%	0.81%
Expenses after custodian fee reduction excluding interest and fees	1.05	%(5)	0.80%	0.73	%(6)	0.71%	0.76%	0.71%
Net investment income	5.60	%(5)	4.17%	3.98%		4.11%	4.18%	4.58%

Senior Securities:
Total preferred shares outstanding	530		530	900		900	900	900
Asset coverage per preferred share(8)	$76,737		$80,583	$68,285		$69,746	$68,450	$67,323
Involuntary liquidation preference per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(9)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	During the year ended September 30, 2004, the investment adviser reimbursed the Fund for a net loss realized on the disposal of an investment in violation of restrictions. The reimbursement was less than $0.01 per common share and had no effect on total investment return on net asset value and total investment return on market value for the year ended September 30, 2004.

(4)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(5)	Annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(8)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(9)	Plus accumulated and unpaid dividends.

(10)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$11.330		$14.970	$15.330	$14.830	$14.640	$14.620

Income (loss) from operations

Net investment income(1)	$0.426		$0.948	$0.966	$0.978	$1.006	$1.054
Net realized and unrealized gain (loss)	(1.068)		(3.665)	(0.361)	0.497	0.219	0.018
Distributions to preferred shareholders
From net investment income	(0.082)		(0.298)	(0.301)	(0.263)	(0.173)	(0.086)
From net realized gain	—		—	—	—	—	(0.003)

Total income (loss) from operations	$(0.724)		$(3.015)	$0.304	$1.212	$1.052	$0.983

Less distributions to common shareholders

From net investment income	$(0.326)		$(0.625)	$(0.664)	$(0.712)	$(0.862)	$(0.930)
From net realized gain	—		—	—	—	—	(0.033)

Total distributions to common shareholders	$(0.326)		$(0.625)	$(0.664)	$(0.712)	$(0.862)	$(0.963)

Net asset value — End of period (Common shares)	$10.280		$11.330	$14.970	$15.330	$14.830	$14.640

Market value — End of period (Common shares)	$10.600		$11.250	$13.710	$14.600	$14.510	$15.200

Total Investment Return on Net Asset Value(2)	(6.25	)%(9)	(20.51)%	2.17%	8.58%	7.29%	6.94%

Total Investment Return on Market Value(2)	(2.64	)%(9)	(13.81)%	(1.75)%	5.69%	1.11%	12.49%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Ohio Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$25,878		$28,495	$37,617		$38,532	$37,255	$36,746
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.72	%(5)	1.35%	1.16	%(4)	1.19%	1.18%	1.17%
Interest and fee expense(6)	0.15	%(5)	0.29%	0.53%		0.41%	0.25%	0.13%
Total expenses before custodian fee reduction	1.87	%(5)	1.64%	1.69	%(4)	1.60%	1.43%	1.30%
Expenses after custodian fee reduction excluding interest and fees	1.72	%(5)	1.33%	1.14	%(4)	1.16%	1.16%	1.16%
Net investment income	8.55	%(5)	6.82%	6.33%		6.56%	6.76%	7.30%
Portfolio Turnover	15	%(9)	22%	30%		16%	8%	23%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.99	%(5)	0.83%	0.74	%(4)	0.75%	0.74%	0.73%
Interest and fee expense(6)	0.09	%(5)	0.18%	0.34%		0.26%	0.16%	0.08%
Total expenses before custodian fee reduction	1.08	%(5)	1.01%	1.08	%(4)	1.01%	0.90%	0.81%
Expenses after custodian fee reduction excluding interest and fees	0.99	%(5)	0.82%	0.72	%(4)	0.73%	0.73%	0.72%
Net investment income	4.95	%(5)	4.19%	4.03%		4.14%	4.26%	4.55%

Senior Securities:
Total preferred shares outstanding	680		875	875		875	875	875
Asset coverage per preferred share(7)	$63,057		$57,579	$67,991		$69,036	$67,586	$66,999
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS (Unaudited) CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007	2006	2005	2004

Net asset value — Beginning of period (Common shares)	$12.030		$15.270	$15.470	$14.930	$14.410	$14.580

Income (loss) from operations

Net investment income(1)	$0.446		$0.995	$0.995	$0.994	$1.019	$1.068
Net realized and unrealized gain (loss)	(0.853)		(3.047)	(0.209)	0.559	0.587	(0.066)
Distributions to preferred shareholders
From net investment income	(0.059)		(0.236)	(0.291)	(0.266)	(0.173)	(0.083)
From net realized gain	(0.034)		(0.076)	—	—	—	(0.011)

Total income (loss) from operations	$(0.500)		$(2.364)	$0.495	$1.287	$1.433	$0.908

Less distributions to common shareholders

From net investment income	$(0.357)		$(0.693)	$(0.695)	$(0.747)	$(0.913)	$(0.938)
From net realized gain	(0.273)		(0.183)	—	—	—	(0.140)

Total distributions to common shareholders	$(0.630)		$(0.876)	$(0.695)	$(0.747)	$(0.913)	$(1.078)

Net asset value — End of period (Common shares)	$10.900		$12.030	$15.270	$15.470	$14.930	$14.410

Market value — End of period (Common shares)	$11.410		$13.400	$14.150	$15.020	$15.540	$14.980

Total Investment Return on Net Asset Value(2)	(3.29	)%(9)	(16.07)%	3.44%	9.00%	10.01%	6.43%

Total Investment Return on Market Value(2)	(9.12	)%(9)	0.88%	(1.28)%	1.68%	10.15%	12.57%

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

FINANCIAL STATEMENTS CONT’D

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Insured Pennsylvania Fund
	Six Months Ended		Year Ended September 30,
	March 31, 2009
	(Unaudited)		2008	2007		2006	2005	2004

Ratios/Supplemental Data

Net assets applicable to common shares, end of period (000’s omitted)	$32,099		$35,413	$44,955		$45,516	$43,920	$42,352
Ratios (as a percentage of average daily net assets applicable to common shares):(3)
Expenses excluding interest and fees	1.64	%(4)	1.30%	1.15	%(5)	1.18%	1.16%	1.12%
Interest and fee expense(6)	0.25	%(4)	1.03%	0.83%		0.78%	0.41%	0.25%
Total expenses before custodian fee reduction	1.89	%(4)	2.33%	1.98	%(5)	1.96%	1.57%	1.37%
Expenses after custodian fee reduction excluding interest and fees	1.62	%(4)	1.28%	1.12	%(5)	1.15%	1.15%	1.11%
Net investment income	8.40	%(4)	6.86%	6.45%		6.64%	6.91%	7.37%
Portfolio Turnover	2	%(9)	28%	24%		22%	19%	15%

The ratios reported above are based on net assets applicable solely to common shares. The ratios based on net assets, including amounts related to preferred shares, are as follows:
Ratios (as a percentage of average daily net assets applicable to common shares and preferred shares):(3)
Expenses excluding interest and fees	0.94	%(4)	0.81%	0.73	%(5)	0.74%	0.73%	0.69%
Interest and fee expense(6)	0.15	%(4)	0.64%	0.53%		0.49%	0.26%	0.15%
Total expenses before custodian fee reduction	1.09	%(4)	1.45%	1.26	%(5)	1.23%	0.99%	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.93	%(4)	0.80%	0.71	%(5)	0.72%	0.72%	0.69%
Net investment income	4.84	%(4)	4.26%	4.10%		4.17%	4.32%	4.58%

Senior Securities:
Total preferred shares outstanding	869		1,040	1,040		1,040	1,040	1,040
Asset coverage per preferred share(7)	$61,941		$59,091	$68,233		$68,770	$67,232	$65,723
Involuntary liquidation preference per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000
Approximate market value per preferred share(8)	$25,000		$25,000	$25,000		$25,000	$25,000	$25,000

(1)	Computed using average common shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested.

(3)	Ratios do not reflect the effect of dividend payments to preferred shareholders.

(4)	Annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended September 30, 2007). Absent this allocation, total return would be lower.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1H).

(7)	Calculated by subtracting the Fund’s total liabilities (not including the preferred shares) from the Fund’s total assets, and dividing the result by the number of preferred shares outstanding.

(8)	Plus accumulated and unpaid dividends.

(9)	Not annualized.

See notes to financial statements

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies

Eaton Vance Insured Municipal Bond Fund II (Insured Municipal Fund II), Eaton Vance Insured California Municipal Bond Fund II (Insured California Fund II), Eaton Vance Insured Massachusetts Municipal Bond Fund (Insured Massachusetts Fund), Eaton Vance Insured Michigan Municipal Bond Fund (Insured Michigan Fund), Eaton Vance Insured New Jersey Municipal Bond Fund (Insured New Jersey Fund), Eaton Vance Insured New York Municipal Bond Fund II (Insured New York Fund II), Eaton Vance Insured Ohio Municipal Bond Fund (Insured Ohio Fund) and Eaton Vance Insured Pennsylvania Municipal Bond Fund (Insured Pennsylvania Fund), (each individually referred to as the Fund, and collectively, the Funds), are Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the 1940 Act), as non-diversified, closed-end management investment companies. Each Fund seeks to provide current income exempt from regular federal income tax, including alternative minimum tax, and, in state specific funds, taxes in its specified state.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Municipal bonds and taxable obligations, if any, are generally valued on the basis of valuations furnished by a pricing vendor, as derived from such vendor’s pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Financial futures contracts and options on financial futures contracts listed on commodity exchanges are valued based on the closing price on the primary exchange on which such contracts trade. Interest rate swaps are normally valued using valuations provided by a pricing vendor. Such vendor valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends.

At September 30, 2008, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Insured Municipal II	$658,427	September 30, 2016
Insured California II	52,500	September 30, 2016
Insured Massachusetts	179,329	September 30, 2013
Insured Michigan	399,841	September 30, 2013
	1,883	September 30, 2016
Insured New York II	41,818	September 30, 2016
Insured Ohio	321,978	September 30, 2013
	83,319	September 30, 2016

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Additionally, at September 30, 2008, the Insured Municipal Fund II, Insured California Fund II, Insured Michigan Fund, Insured New York Fund II and Insured Ohio Fund had net capital losses of $2,429,590, $1,393,815, $35,944, $228,414 and $789,562, respectively, attributable to security transactions incurred after October 31, 2007. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending September 30, 2009.

As of March 31, 2009, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Funds’ federal tax returns filed in the 3-year period ended September 30, 2008 remains subject to examination by the Internal Revenue Service.

D  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

E  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

F  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under each Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to each Fund, and shareholders are indemnified against personal liability for the obligations of each Fund. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

H  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as tender option bonds (TOBs), whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to Financial Accounting Standards Board (FASB) Statement No. 140, “Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities” (FAS 140), the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. Structuring fees paid to the liquidity provider upon the creation of an SPV have been recorded as debt issuance costs and are being amortized as interest expense to the expected maturity date of the related trust. At March 31, 2009, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

		Interest Rate	Collateral for
	Floating Rate	or Range of	Floating Rate
Fund	Notes Outstanding	Interest Rates	Notes Outstanding

Insured Municipal II	$57,365,000	0.54% – 0.89%	$63,593,772
Insured California II	9,575,000	0.59% – 0.83%	10,473,230
Insured Massachusetts	2,460,000	0.59% – 0.60%	2,809,628
Insured New Jersey	6,346,000	0.54% – 0.74%	7,997,774
Insured New York II	11,335,000	0.54% – 0.83%	12,466,396
Insured Ohio	1,010,000	0.84% – 1.97%	1,624,813
Insured Pennsylvania	1,860,000	1.97% – 2.04%	3,461,476

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds’ exposure under shortfall and forbearance agreements that were entered into as of March 31, 2009 was approximately $301,000, $25,000, $4,000 and $4,000 for Insured Municipal Fund II, Insured California Fund II, Insured New Jersey Fund and Insured New York Fund II, respectively, and none for Insured Massachusetts Fund, Insured Michigan Fund, Insured Ohio Fund and Insured Pennsylvania Fund.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money for purposes of making investments. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statements of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

I  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. In entering such contracts, the Fund bears the risk if the counterparties do not perform under the contracts’ terms.

J  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

K  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

L  Statement of Cash Flows — The cash amount shown in the Statement of Cash Flows of a Fund is the amount included in the Fund’s Statement of Assets and Liabilities and represents the cash on hand at its custodian and does not include any short-term investments.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

M  Interim Financial Statements — The interim financial statements relating to March 31, 2009 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Funds’ management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Auction Preferred Shares

Each Fund issued Auction Preferred Shares (APS) on January 15, 2003 in a public offering. The underwriting discounts and other offering costs incurred in connection with the offering were recorded as a reduction of the paid-in capital of the common shares of each respective Fund. Dividends on the APS, which accrue daily, are cumulative at rates which are reset every seven days by an auction, unless a special dividend period has been set. If the APS auctions do not successfully clear, the dividend payment rate over the next period for the APS holders is set at a specified maximum applicable rate until such time as the APS auctions are successful. The maximum applicable rate on the APS is 110% (150% for taxable distributions) of the greater of the 1) “AA” Financial Composite Commercial Paper Rate or 2) Taxable Equivalent of the Short-Term Municipal Obligation Rate on the date of the auction. Series of APS are identical in all respects except for the reset dates of the dividend rates.

During the six months ended March 31, 2009, certain Funds made a partial redemption of their APS at a liquidation price of $25,000 per share. The number of APS redeemed and redemption amount (excluding the final dividend payment) during the six months ended March 31, 2009 and the number of APS issued and outstanding as of March 31, 2009 are as follows:

	APS
	Redeemed	Redemption	APS Issued and
Fund	During the Period	Amount	Outstanding

Insured Municipal II
Series A	—	$—	894
Series B	—	—	894
Insured California II	—	—	1,028
Insured Massachusetts	—	—	543
Insured Michigan	7	175,000	533
Insured New Jersey	28	700,000	784
Insured New York II	—	—	530
Insured Ohio	195	4,875,000	680
Insured Pennsylvania	171	4,275,000	869

The APS are redeemable at the option of each Fund at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, on any dividend payment date. The APS are also subject to mandatory redemption at a redemption price equal to $25,000 per share, plus accumulated and unpaid dividends, if a Fund is in default for an extended period on its asset maintenance requirements with respect to the APS. If the dividends on the APS remain unpaid in an amount equal to two full years’ dividends, the holders of the APS as a class have the right to elect a majority of the Board of Trustees. In general, the holders of the APS and the common shares have equal voting rights of one vote per share, except that the holders of the APS, as a separate class, have the right to elect at least two members of the Board of Trustees. The APS have a liquidation preference of $25,000 per share, plus accumulated and unpaid dividends. Each Fund is required to maintain certain asset coverage with respect to the APS as defined in the Funds’ By-Laws and the 1940 Act. Each Fund pays an annual fee equivalent to 0.15% (0.25% prior to March 2009) of the liquidation value of the APS to broker-dealers as a service fee if the auctions are unsuccessful; otherwise, the annual fee is 0.25%.

3   Distributions to Shareholders

Each Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding APS. In addition, at least annually, each Fund intends to distribute all or substantially all of its net realized capital gains, if any. Distributions to common shareholders are recorded on the ex-dividend date. Distributions to preferred shareholders are recorded daily and are payable at the end of each dividend period. The dividend rates for APS at March 31, 2009, and the amount of dividends paid (including capital gains, if any) to APS shareholders, average APS dividend rates, and dividend rate ranges for the six months then ended were as follows:

	APS	Dividends	Average APS	Dividend
	Dividend Rates at	Paid to APS	Dividend	Rate
Fund	March 31, 2009	Shareholders	Rates	Ranges (%)

Insured Municipal II
Series A	0.75%	$222,273	1.99%	0.59–12.26
Series B	0.75	233,015	2.09	0.59–10.21
Insured California II	0.74	255,588	1.99	0.59–12.26
Insured Massachusetts	0.75	136,849	2.02	0.59–11.73
Insured Michigan	0.75	132,966	1.99	0.64–8.65
Insured New Jersey	0.69%	$213,183	2.17%	0.59–8.50
Insured New York II	0.75	131,376	1.99	0.64–8.65
Insured Ohio	0.76	207,424	2.45	0.59–10.21
Insured Pennsylvania	1.02	273,790	2.14	0.81–8.68

Beginning February 13, 2008 and consistent with the patterns in the broader market for auction-rate securities, the Funds’ APS auctions were unsuccessful in clearing due to an imbalance of sell orders over bids to buy the APS. As a result, the dividend rates of the APS were reset to the maximum applicable rates. The table above reflects such maximum dividend rates for each series as of March 31, 2009.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

4   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Eaton Vance Management (EVM) as compensation for investment advisory services rendered to each Fund. The fee is computed at an annual rate of 0.55% of each Fund’s average weekly gross assets and is payable monthly. Average weekly gross assets include the principal amount of any indebtedness for money borrowed, including debt securities issued by a Fund, and the amount of any outstanding APS issued by the Fund. Pursuant to a fee reduction agreement with EVM, average weekly gross assets are calculated by adding to net assets the liquidation value of a Fund’s APS then outstanding and the amount payable by the Fund to floating rate note holders, such adjustment being limited to the value of the APS outstanding prior to any APS redemptions by the Fund. EVM also serves as the administrator of each Fund, but receives no compensation.

In addition, EVM has contractually agreed to reimburse the Funds for fees and other expenses at an annual rate of 0.15% of average weekly gross assets of each Fund during the first five full years of its operations, 0.10% of a Fund’s average weekly gross assets in year six, and 0.05% in year seven. The Funds concluded their first six full years of operations on November 29, 2008. For the six months ended March 31, 2009, the investment adviser fee and expenses contractually reduced by EVM were as follows:

		Expenses
	Investment	Reduced by
Fund	Adviser Fee	EVM

Insured Municipal II	$505,325	$60,372
Insured California II	199,955	23,847
Insured Massachusetts	97,580	11,589
Insured Michigan	86,939	10,336
Insured New Jersey	139,012	16,726
Insured New York II	134,429	16,039
Insured Ohio	129,065	15,445
Insured Pennsylvania	157,568	19,138

Except for Trustees of the Funds who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended March 31, 2009, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of EVM.

5   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the six months ended March 31, 2009 were as follows:

Fund	Purchases	Sales

Insured Municipal II	$32,706,741	$46,643,643
Insured California II	7,517,423	4,756,847
Insured Massachusetts	9,092,254	8,613,164
Insured Michigan	1,886,671	1,190,179
Insured New Jersey	14,367,572	18,161,324
Insured New York II	14,008,067	13,821,771
Insured Ohio	6,980,391	13,711,669
Insured Pennsylvania	1,257,635	9,380,334

6   Common Shares of Beneficial Interest

Common shares issued pursuant to the Funds’ dividend reinvestment plan for the six months ended March 31, 2009 and the year ended September 30, 2008 were as follows:

	Six Months Ended
	March 31, 2009	Year Ended
Fund	(Unaudited)	September 30, 2008

Insured Municipal II	9,915	9,912
Insured California II	965	2,036
Insured Massachusetts	923	2,256
Insured Michigan	—	—
Insured New Jersey	3,423	3,482
Insured New York II	1,188	667
Insured Ohio	3,135	959
Insured Pennsylvania	926	1,182

7   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at March 31, 2009, as determined on a federal income tax basis, were as follows:

Insured Municipal Fund II

Aggregate cost	$169,256,226

Gross unrealized appreciation	$1,356,275
Gross unrealized depreciation	(29,439,686)

Net unrealized depreciation	$(28,083,411)

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Insured California Fund II

Aggregate cost	$75,771,165

Gross unrealized appreciation	$727,450
Gross unrealized depreciation	(10,928,636)

Net unrealized depreciation	$(10,201,186)

Insured Massachusetts Fund

Aggregate cost	$36,491,245

Gross unrealized appreciation	$590,500
Gross unrealized depreciation	(3,243,215)

Net unrealized depreciation	$(2,652,715)

Insured Michigan Fund

Aggregate cost	$33,559,683

Gross unrealized appreciation	$1,191,219
Gross unrealized depreciation	(2,902,749)

Net unrealized depreciation	$(1,711,530)

Insured New Jersey Fund

Aggregate cost	$51,923,121

Gross unrealized appreciation	$395,330
Gross unrealized depreciation	(4,753,105)

Net unrealized depreciation	$(4,357,775)

Insured New York Fund II

Aggregate cost	$44,982,474

Gross unrealized appreciation	$928,566
Gross unrealized depreciation	(6,263,400)

Net unrealized depreciation	$(5,334,834)

Insured Ohio Fund

Aggregate cost	$46,505,713

Gross unrealized appreciation	$709,301
Gross unrealized depreciation	(4,445,538)

Net unrealized depreciation	$(3,736,237)

Insured Pennsylvania Fund

Aggregate cost	$59,526,571

Gross unrealized appreciation	$350,801
Gross unrealized depreciation	(6,959,830)

Net unrealized depreciation	$(6,609,029)

8   Overdraft Advances

Pursuant to the respective custodian agreements, SSBT may, in its discretion, advance funds to the Funds to make properly authorized payments. When such payments result in an overdraft, the Funds are obliged to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, a rate above the Federal Funds rate). This obligation is payable on demand to SSBT. SSBT has a lien on a Fund’s assets to the extent of any overdraft. At March 31, 2009, the Insured Municipal Fund II, Insured California Fund II, Insured Michigan Fund, Insured Ohio Fund and Insured Pennsylvania Fund each had a payment due to SSBT pursuant to the foregoing arrangement of $1,332,424, $846,786, $218,161, $242,154 and $468,892, respectively.

9   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

A summary of obligations under these financial instruments outstanding at March 31, 2009 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Insured Municipal II	6/09	132 U.S. Treasury Bond	Short	$(16,846,038)	$(17,120,813)	$(274,775)
	6/09	61 U.S. Treasury Note	Short	$(7,450,001)	$(7,568,766)	$(118,765)

Insured California II	6/09	43 U.S. Treasury Bond	Short	$(5,425,912)	$(5,577,234)	$(151,322)

Insured Michigan	6/09	8 U.S. Treasury Bond	Short	$(1,020,972)	$(1,037,625)	$(16,653)
	6/09	4 U.S. Treasury Note	Short	$(488,525)	$(496,313)	$(7,788)

Insured New York II	6/09	61 U.S. Treasury Bond	Short	$(7,784,912)	$(7,911,891)	$(126,979)

Insured Ohio	6/09	39 U.S. Treasury Bond	Short	$(4,977,238)	$(5,058,422)	$(81,184)
	6/09	21 U.S. Treasury Note	Short	$(2,564,754)	$(2,605,640)	$(40,886)

Insured Pennsylvania	6/09	105 U.S. Treasury Bond	Short	$(13,298,539)	$(13,618,828)	$(320,289)

Interest Rate Swaps
Insured Municipal Fund II

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$3,000,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(830,736)

Merrill Lynch Capital Services, Inc.	$3,000,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(57,023)

					$(887,759)

Insured California Fund II
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,137,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(314,988)

Merrill Lynch Capital Services, Inc.	$1,812,500	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(34,451)

					$(349,439)

Insured Massachusetts Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$525,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(145,379)

Merrill Lynch Capital Services, Inc.	$862,500	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(16,394)

					$(161,773)

Insured Michigan Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$450,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(124,611)

Merrill Lynch Capital Services, Inc.	$675,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(12,830)

					$(137,441)

Insured New Jersey Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(211,145)

Merrill Lynch Capital Services, Inc.	$1,250,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(23,760)

					$(234,905)

Insured New York Fund II
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$762,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(211,146)

Merrill Lynch Capital Services, Inc.	$2,000,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(38,015)

					$(249,161)

Insured Ohio Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$737,500	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(204,222)

Merrill Lynch Capital Services, Inc.	$750,000	3.394%	3-month USD-LIBOR-BBA	September 24, 2009/ September 24, 2039	$(14,256)

					$(218,478)

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Insured Pennsylvania Fund
		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$725,000	4.743%	3-month USD-LIBOR-BBA	September 14, 2009/ September 14, 2039	$(200,761)

$(200,761)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At March 31, 2009, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

10   Fair Value Measurements

The Funds adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Insured Municipal Fund II
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(393,540)
Level 2	Other Significant Observable Inputs	198,537,815	(887,759)
Level 3	Significant Unobservable Inputs	—	—

Total		$198,537,815	$(1,281,299)

Insured California Fund II
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(151,322)
Level 2	Other Significant Observable Inputs	75,144,979	(349,439)
Level 3	Significant Unobservable Inputs	—	—

Total		$75,144,979	$(500,761)

Insured Massachusetts Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	36,298,530	(161,773)
Level 3	Significant Unobservable Inputs	—	—

Total		$36,298,530	$(161,773)

Insured Michigan Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(24,441)
Level 2	Other Significant Observable Inputs	31,848,153	(137,441)
Level 3	Significant Unobservable Inputs	—	—

Total		$31,848,153	$(161,882)

Insured New Jersey Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$—
Level 2	Other Significant Observable Inputs	53,911,346	(234,905)
Level 3	Significant Unobservable Inputs	—	—

Total		$53,911,346	$(234,905)

Insured New York Fund II
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(126,979)
Level 2	Other Significant Observable Inputs	50,982,640	(249,161)
Level 3	Significant Unobservable Inputs	—	—

Total		$50,982,640	$(376,140)

Eaton Vance Insured Municipal Bond Funds as of March 31, 2009

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT’D

Insured Ohio Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(122,070)
Level 2	Other Significant Observable Inputs	43,779,476	(218,478)
Level 3	Significant Unobservable Inputs	—	—

Total		$43,779,476	$(340,548)

Insured Pennsylvania Fund
		Investments in	Other Financial
	Valuation Inputs	Securities	Instruments*

Level 1	Quoted Prices	$—	$(320,289)
Level 2	Other Significant Observable Inputs	54,777,542	(200,761)
Level 3	Significant Unobservable Inputs	—	—

Total		$54,777,542	$(521,050)

*	Other financial instruments are futures and swap contracts not reflected in the Portfolio of Investments, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Funds held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

11   Recently Issued Accounting Pronouncement

In March 2008, the FASB issued Statement of Financial Accounting Standards No. 161 (FAS 161), “Disclosures about Derivative Instruments and Hedging Activities”. FAS 161 requires enhanced disclosures about an entity’s derivative and hedging activities, including qualitative disclosures about the objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative instruments. FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

Eaton Vance Insured Municipal Bond Funds

DIVIDEND REINVESTMENT PLAN

Each Fund offers a dividend reinvestment plan (the Plan) pursuant to which shareholders may elect to have dividends and capital gains distributions automatically reinvested in common shares (the Shares) of the same Fund. You may elect to participate in the Plan by completing the Dividend Reinvestment Plan Application Form. If you do not participate, you will receive all distributions in cash paid by check mailed directly to you by American Stock Transfer & Trust Company as dividend paying agent. On the distribution payment date, if the net asset value per Share is equal to or less than the market price per Share plus estimated brokerage commissions, then new Shares will be issued. The number of Shares shall be determined by the greater of the net asset value per Share or 95% of the market price. Otherwise, Shares generally will be purchased on the open market by the Plan Agent. Distributions subject to income tax (if any) are taxable whether or not shares are reinvested.

If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you will need to request that your shares be re-registered in your name with each Fund’s transfer agent, American Stock Transfer & Trust Company, or you will not be able to participate.

The Plan Agent’s service fee for handling distributions will be paid by each Fund. Each participant will be charged their pro rata share of brokerage commissions on all open-market purchases.

Plan participants may withdraw from the Plan at any time by writing to the Plan Agent at the address noted on the following page. If you withdraw, you will receive shares in your name for all Shares credited to your account under the Plan. If a participant elects by written notice to the Plan Agent to have the Plan Agent sell part or all of his or her Shares and remit the proceeds, the Plan Agent is authorized to deduct a $5.00 fee plus brokerage commissions from the proceeds.

If you wish to participate in the Plan and your shares are held in your own name, you may complete the form on the following page and deliver it to the Plan Agent.

Any inquiries regarding the Plan can be directed to the Plan Agent, American Stock Transfer & Trust Company, at 1-866-439-6787.

Eaton Vance Insured Municipal Bond Funds

APPLICATION FOR PARTICIPATION IN DIVIDEND REINVESTMENT PLAN

This form is for shareholders who hold their common shares in their own names. If your common shares are held in the name of a brokerage firm, bank, or other nominee, you should contact your nominee to see if it will participate in the Plan on your behalf. If you wish to participate in the Plan, but your brokerage firm, bank, or nominee is unable to participate on your behalf, you should request that your common shares be re-registered in your own name which will enable your participation in the Plan.

The following authorization and appointment is given with the understanding that I may terminate it at any time by terminating my participation in the Plan as provided in the terms and conditions of the Plan.

Please print exact name on account
Shareholder signature                                   Date
Shareholder signature                                   Date

Please sign exactly as your common shares are registered. All persons whose names appear on the share certificate must sign.

YOU SHOULD NOT RETURN THIS FORM IF YOU WISH TO RECEIVE YOUR DISTRIBUTIONS IN CASH. THIS IS NOT A PROXY.

This authorization form, when signed, should be mailed to the following address:

Eaton Vance Insured Municipal Bond Funds
c/o American Stock Transfer & Trust Company
P.O. Box 922
Wall Street Station
New York, NY 10269-0560

Number of Employees
Each Fund is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end, nondiversified, management investment company and has no employees.

Number of Shareholders
As of March 31, 2009, our records indicate that there are 76, 37, 30, 30, 35, 44, 37 and 56 registered shareholders for Insured Municipal Fund II, Insured California Fund II, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively, and approximately 4,274, 1,324, 769, 855, 1,274, 1,137, 1,295 and 1,652 shareholders owning the Fund shares in street name, such as through brokers, banks and financial intermediaries for Insured Municipal Fund II, Insured California Fund II, Insured Massachusetts Fund, Insured Michigan Fund, Insured New Jersey Fund, Insured New York Fund II, Insured Ohio Fund and Insured Pennsylvania Fund, respectively.

If you are a street name shareholder and wish to receive Fund reports directly, which contain important information about a Fund, please write or call:

Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
1-800-262-1122

NYSE Alternext US symbols

Insured Municipal Fund II	EIV
Insured California Fund II	EIA
Insured Massachusetts Fund	MAB
Insured Michigan Fund	MIW
Insured New Jersey Fund	EMJ
Insured New York Fund II	NYH
Insured Ohio Fund	EIO
Insured Pennsylvania Fund	EIP

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 21, 2008, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board (formerly the Special Committee), which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held in February, March and April 2008. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;
•	Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s proxy voting policies and procedures;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2008, the Board met eleven times and the Contract Review Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met twelve, seven and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective. The Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee are newly established and did not meet during the twelve-month period ended April 30, 2008.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Insured Municipal Bond Fund II
•	Eaton Vance Insured California Municipal Bond Fund II
•	Eaton Vance Insured Massachusetts Municipal Bond Fund
•	Eaton Vance Insured Michigan Municipal Bond Fund
•	Eaton Vance Insured New Jersey Municipal Bond Fund
•	Eaton Vance Insured New York Municipal Bond Fund II
•	Eaton Vance Insured Ohio Municipal Bond Fund
•	Eaton Vance Insured Pennsylvania Municipal Bond Fund

(the “Funds”), each with Eaton Vance Management (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds. In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. Specifically, the Board considered the Adviser’s large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio

Eaton Vance Insured Municipal Bond Funds

BOARD OF TRUSTEES’ ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENTS CONT’D

holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission.

The Board also considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreement.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one- and three-year periods ended September 30, 2007 for each Fund. On the basis of the foregoing and other relevant information, the Board concluded that the performance of each Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by each Fund (referred to collectively as “management fees”). As part of its review, the Board considered each Fund’s management fee and total expense ratio for the year ended September 30, 2007, as compared to a group of similarly managed funds selected by an independent data provider. The Board considered the fact that the Adviser had waived fees and/or paid expenses for each of the Funds.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged to the Fund for advisory and related services and the total expense ratio of the Fund are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and, if applicable, its affiliates in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized with and without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board also considered the fact that none of the Funds is continuously offered and concluded that, in light of the level of the adviser’s profits with respect to each Fund, the implementation of breakpoints in the advisory fee schedule is not appropriate at this time. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund.

Eaton Vance Insured Municipal Bond Funds

OFFICERS AND TRUSTEES

Officers
Cynthia J. Clemson
President of EIA, MIW,
NYH, EIO and EIP;
Vice President of
MAB, EIV and EMJ

Robert B. MacIntosh
President of MAB, EIV and EMJ;
Vice President of EIA, MIW,
NYH, EIO and EIP

William H. Ahern, Jr.
Vice President of MIW, EIV and EIO

Craig R. Brandon
Vice President of NYH

Thomas M. Metzold
Vice President of EIP

Adam A. Weigold
Vice President of EIP

Barbara E. Campbell
Treasurer

Maureen A. Gemma
Secretary and Chief Legal
Officer

Paul M. O’Neil
Chief Compliance Officer
Trustees Ralph F. Verni Chairman Benjamin C. Esty Thomas E. Faust Jr. Allen R. Freedman William H. Park Ronald A. Pearlman Helen Frame Peters Heidi L. Steiger Lynn A. Stout

Investment Adviser and Administrator
of Eaton Vance Insured Municipal Bond Funds
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
American Stock Transfer & Trust Company
59 Maiden Lane
Plaza Level
New York, NY 10038

Eaton Vance Insured Municipal Bond Funds
Two International Place
Boston, MA 02110

1557-5/09	CE-8IMBIISRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).
Item 4. Principal Accountant Fees and Services
Not required in this filing
Item 5. Audit Committee of Listed registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
The Board of Trustees of the Trust has adopted a proxy voting policy and procedure (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the Fund’s investment adviser and adopted the investment adviser’s proxy voting policies and procedures (the “Policies”) which are described below. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. In the event that a conflict of interest arises between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund, the investment adviser will generally refrain from voting the proxies related to the companies giving rise to such conflict until it consults with the Board’s Special Committee except as contemplated under the Fund Policy. The Board’s Special Committee will instruct the investment adviser on the appropriate course of action.
The Policies are designed to promote accountability of a company’s management to its shareholders and to align the interests of management with those shareholders. An independent proxy voting service (“Agent”), currently Institutional Shareholder Services, Inc., has been retained to assist in the voting of proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The investment adviser will generally vote proxies through the Agent. The Agent is required to vote all proxies and/or refer then back to the investment adviser pursuant to the Policies. It is generally the policy of the investment adviser to vote in accordance with the recommendation of the Agent. The Agent shall refer to the investment adviser proxies relating to mergers and restructurings, and the disposition of assets, termination, liquidation and mergers contained in mutual fund proxies. The investment adviser will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions, except in the case of closed-end management investment companies. The investment adviser generally supports management on social and environmental proposals. The investment adviser may abstain from voting from time to time where it determines that the costs associated with voting a proxy outweighs the benefits derived from exercising the right to vote or the economic effect on shareholders interests or the value of the portfolio holding is indeterminable or insignificant.
In addition, the investment adviser will monitor situations that may result in a conflict of interest between the Fund’s shareholders and the investment adviser, the administrator, or any of their affiliates or any affiliate of the Fund by maintaining a list of significant existing and prospective corporate clients. The investment adviser’s personnel responsible for reviewing and voting proxies on behalf of the Fund will report any proxy received or expected to be received from a company included on that list to the personal of the investment adviser identified in the Policies. If such personnel expects to instruct the Agent to vote such proxies in a manner inconsistent with the guidelines of the Policies or the recommendation of the Agent, the personnel will consult with members of senior management of the investment adviser to determine if a material conflict of interests exists. If it is determined that a material conflict does exist, the investment adviser will seek instruction on how to vote from the Special Committee.
Information on how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the Securities and Exchange Commission’s website at http://www.sec.gov.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
No such purchases this period.
Item 10. Submission of Matters to a Vote of Security Holders.
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured Michigan Municipal Bond Fund

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: May 12, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date: May 12, 2009

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President
Date: May 12, 2009